                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

			Pioneer Bond Fund
			Schedule of Investments 9/30/17 (unaudited)

Principal Amount ($)	Effective Interest Rate (a)	Reference Index + Spread (b)						Value
			UNAFFILIATED ISSUERS - 99.4%
			CONVERTIBLE PREFERRED STOCKS - 1.0%
			Banks - 1.0%
			Diversified Banks - 1.0%
18,315			Bank of America Corp., 7.25% (Perpetual)					$23,836,423
18,101			Wells Fargo & Co., 7.5% (Perpetual)					23,802,815
								$47,639,238
			Total Banks					$47,639,238
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $44,039,805)					$47,639,238

			ASSET BACKED SECURITIES - 2.9%
1,089,432	1.46	US0001M + 23 bps	321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)					$1,036,738
2,600,000			Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)					2,545,251
2,200,000			Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)					2,207,065
1,500,000			Ascentium Equipment Receivables 2016-2 Trust, 4.2%, 9/10/22 (144A)					1,531,206
699,990			Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)					691,037
64,144	1.98		Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44					64,023
7,350,000	3.50	US0001M + 50 bps	Bayview Koitere Fund Trust 2017-RT4, Floating Rate Note, 7/28/57 (144A)					7,541,792
1,650,000			BCC Funding Corp X, 3.622%, 11/20/20 (144A)					1,651,617
478,067	1.99	US0001M + 75 bps	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35					479,037
361,414	1.73	US0001M + 49 bps	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36					356,196
1,580,993			BXG Receivables Note Trust 2015-A, 2.88%, 5/2/30 (144A)					1,585,848
2,000,000	1.57	US0001M + 34 bps	Chesapeake Funding II LLC, Floating Rate Note, 8/15/29 (144A)					2,002,337
1,400,000			CIT Equipment Collateral 2014-VT1, 2.65%, 10/20/22 (144A)					1,405,257
136,533	1.99	US0001M + 75 bps	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)					136,369
1,089,140			CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)					1,097,442
280,484			Conn's Receivables Funding 2016-B LLC, 3.73%, 10/15/18 (144A)					280,689
1,500,000			Credit Acceptance Auto Loan Trust 2016-2, 4.29%, 11/15/24 (144A)					1,535,810
1,248,776			CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)					1,245,654
192,554	2.29	US0001M + 105 bps	CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34					193,190
278,995			Diamond Resorts Owner Trust 2015-1, 3.17%, 7/20/27 (144A)					279,021
3,925,313			Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)					3,966,371
1,214,583	3.04	US0001M + 180 bps	DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)					1,250,959
551,058	4.15	US0003M + 285 bps	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)					556,360
2,000,000			DT Auto Owner Trust 2015-1, 4.26%, 2/15/22 (144A)					2,026,088
1,300,000			Engs Commercial Finance Trust 2016-1, 3.45%, 3/22/22 (144A)					1,279,148
1,900,000			Engs Commercial Finance Trust 2016-1, 5.22%, 1/22/24 (144A)					1,869,525
5,468,319	1.48	US0001M + 49 bps	Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36					5,391,565
2,100,000			First Investors Auto Owner Trust 2014-3, 2.97%, 11/16/20 (144A)					2,116,498
300,000			First Investors Auto Owner Trust 2017-2, 3.0%, 8/15/23 (144A)					299,619
4,200,000			Four Seas LP, 5.927%, 8/28/27 (144A)					4,200,000
275,013			GMAT 2013-1 Trust, 6.9669%, 8/25/53 (Step)					275,437
1,900,000			Green Tree Agency Advance Funding Trust I, 4.0575%, 10/15/48 (144A)					1,889,208
37,919	1.99	US0001M + 75 bps	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34					37,935
1,008,901	2.59	US0001M + 135 bps	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33					1,004,879
264,657	1.54	US0001M + 30 bps	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)					264,294
1,478,649			Hercules Capital Funding Trust 2014-1, 3.524%, 4/16/21 (144A)					1,480,959
2,867,000			HOA Funding LLC, 4.846%, 8/22/44 (144A)					2,682,136
424,668	1.72	US0001M + 49 bps	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35					426,149
11,253	1.62	US0001M + 38 bps	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36					11,259
604,717	1.61	US0001M + 37 bps	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35					604,527
898,125			Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)					856,510
243,680			Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)					228,450
135,991	2.74	LIBOR01M + 100 bps	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28					134,945
465,214			JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)					472,440
3,750,000			Kabbage Asset Securitization LLC, 4.571%, 3/15/22 (144A)					3,842,963
700,000			Leaf Receivables Funding 12 LLC, 2.83%, 4/15/22 (144A)					696,931
800,000			Leaf Receivables Funding 12 LLC, 3.1%, 4/15/22 (144A)					796,501
94,647			Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.01%, 5/15/41					94,898
949,015			Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)					949,241
600,000			Nationstar HECM Loan Trust 2017-1, 2.9419%, 5/25/27 (144A)					601,926
646,619	1.93	US0001M + 70 bps	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35					647,554
5,700,000			New Residential Advance Receivables Trust Advance Receivables Backed Notes, 3.0199%, 10/15/49 (144A)					5,694,791
1,050,000			NextGear Floorplan Master Owner Trust, 1.92%, 10/15/19 (144A)					1,050,134
1,000,000			NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)					1,000,266
1,200,000	2.33	LIBOR01M + 110 bps	NextGear Floorplan Master Owner Trust, Floating Rate Note, 9/15/21 (144A)					1,201,738
39,187	2.89	LIBOR01M + 165 bps	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35					39,249
3,756,171	1.91	LIBOR01M + 67 bps	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36					3,748,948
4,226,498	1.40	US0001M + 16 bps	NovaStar Mortgage Funding Trust Series 2006-1, Floating Rate Note, 5/25/36					4,184,714
1,000,000			Ocwen Master Advance Receivables Trust, 2.5207%, 8/17/48 (144A)					995,732
1,775,000			Ocwen Master Advance Receivables Trust, 3.2647%, 8/16/49 (144A)					1,777,787
3,221,000			Ocwen Master Advance Receivables Trust, 3.5358%, 9/15/48 (144A)					3,222,609
1,600,000			Oportun Funding III LLC, 3.69%, 7/8/21 (144A)					1,615,148
1,200,000	1.97	US0001M + 73.5 bps	Option One Mortgage Loan Trust 2005-3, Floating Rate Note, 8/25/35					1,199,490
1,100,000			Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)					1,110,676
1,000,000	2.08	LIBOR01M + 85 bps	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)					999,999
260,527	1.49	US0001M + 25 bps	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)					259,257
4,902,535			RCO Mortgage LLC 2017-1, 3.375%, 8/25/22 (Step) (144A)					4,908,939
1,534,152			SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)					1,539,265
77,171			Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)					77,158
43,836			Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)					43,851
600,000			Skopos Auto Receivables Trust 2015-1, 5.43%, 12/15/23 (144A)					604,560
195,825			Small Business Administration Participation Certificates, 4.2%, 9/1/29					206,755
250,737			Small Business Administration Participation Certificates, 4.625%, 2/1/25					261,831
275,693			Small Business Administration Participation Certificates, 4.84%, 5/1/25					289,320
378,409			Small Business Administration Participation Certificates, 5.37%, 4/1/28					410,468
277,335			Small Business Administration Participation Certificates, 5.63%, 10/1/28					302,499
84,006			Small Business Administration Participation Certificates, 5.72%, 1/1/29					92,205
368,375			Small Business Administration Participation Certificates, 6.02%, 8/1/28					406,014
66,053			Small Business Administration Participation Certificates, 6.14%, 1/1/22					69,782
220,788			Small Business Administration Participation Certificates, 6.22%, 12/1/28					243,787
6,975,000	3.87		Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)					7,072,691
3,300,000			Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)					3,395,912
1,383,083			STORE Master Funding I LLC, 3.75%, 4/20/45 (144A)					1,419,120
131,492	1.44	US0001M + 20 bps	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36					131,383
16,439			Structured Asset Securities Corp., 5.05325%, 10/25/34 (Step)					16,881
258,182			SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)					255,333
947,990			Terwin Mortgage Trust Series TMTS 2005-16HE, 4.23266%, 9/25/36 (Step)					954,769
2,000,000			Tidewater Sales Finance Master Trust Series 2017-A, 4.55%, 5/15/21 (144A)					1,998,717
5,340,000	3.50		Towd Point Mortgage Trust 2016-1 REMICS, Floating Rate Note, 2/25/55 (144A)					5,396,345
800,000	3.48	US0001M + 225 bps	Trafigura Securitisation Finance Plc 2014-1, Floating Rate Note, 4/16/18 (144A)					800,273
3,000,000	2.08	US0001M + 85 bps	Trafigura Securitisation Finance Plc 2017-1, Floating Rate Note, 12/15/20 (144A)					3,008,469
1,073,564			Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)					1,068,199
969,502			Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)					971,885
2,707,604			Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)					2,737,686
1,771,005			Westgate Resorts 2017-1 LLC, 3.05%, 12/20/30 (144A)					1,775,759
1,000,000			Westlake Automobile Receivables Trust 2016-1, 3.29%, 9/15/21 (144A)					1,007,742
1,000,000			Westlake Automobile Receivables Trust 2017-2, 2.59%, 12/15/22 (144A)					997,404
2,500,000			WRG Debt Funding II LLC, 4.458%, 3/15/26 (144A)					2,499,973
								$141,886,367
			TOTAL ASSET BACKED SECURITIES
			(Cost $141,444,215)					$141,886,367

			COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4%
3,190,000			A10 Term Asset Financing 2017-1 LLC, 3.15%, 3/15/36 (144A)					$3,189,222
4,710,866	3.50		Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)					4,779,871
3,643,138	3.50		Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)					3,696,503
6,153,020	3.50		Agate Bay Mortgage Trust 2015-7, Floating Rate Note, 10/25/45 (144A)					6,275,502
3,400,467	3.50		Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)					3,486,010
121,207	1.69	US0001M + 45 bps	Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18					92,275
2,800,000			American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)					2,994,367
700,000			American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)					761,346
1,300,000			American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)					1,350,817
5,200,000	3.73	US0001M + 250 bps	Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd., Floating Rate Note, 4/15/27 (144A)					5,304,000
3,281,551			B2R Mortgage Trust 2015-1, 2.524%, 5/15/48 (144A)					3,267,792
5,900,000	3.43	LIBOR01M + 220 bps	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)					5,910,179
1,980,000	3.23	LIBOR01M + 200 bps	BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)					1,984,705
4,200,000	2.94	LIBOR01M + 171 bps	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)					4,209,017
1,900,000	6.10		Banc of America Commercial Mortgage Trust 2007-4, Floating Rate Note, 2/10/51 (144A)					1,896,570
7,460,000			BANK 2017-BNK5, 3.624%, 6/1/60					7,601,025
9,000,000			BANK 2017-BNK7, 3.748%, 9/15/60					9,214,110
5,983,809			Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)					1
4,452,322			Bayview Opportunity Master Fund IVa Trust 2016-SPL1, 4.0%, 4/28/55 (144A)					4,610,579
6,886,481	3.50		Bayview Opportunity Master Fund IVa Trust 2017-SPL5, Floating Rate Note, 6/28/57 (144A)					7,056,113
668,230	2.98	US0001M + 175 bps	Bayview Opportunity Master Fund IVb Trust 2016-CRT1, Floating Rate Note, 10/27/27 (144A)					668,207
6,298,614	4.00		Bayview Opportunity Master Fund IVb Trust 2016-SPL2, Floating Rate Note, 6/28/53 (144A)					6,534,176
8,892,827	3.50		Bayview Opportunity Master Fund IVb Trust 2017-RT2, Floating Rate Note, 8/28/57 (144A)					9,121,181
6,693,819	4.00		Bayview Opportunity Master Fund IVb Trust 2017-SPL3, Floating Rate Note, 11/28/53 (144A)					6,969,780
3,706,437	3.50		Bayview Opportunity Master Fund IVb Trust 2017-SPL4, Floating Rate Note, 1/25/55 (144A)					3,799,726
753,506	5.21		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41					752,887
14,580	5.74	US0001M + 450 bps	Bellemeade Re II, Ltd., Floating Rate Note, 4/25/26 (144A)					14,671
3,250,000			CCRESG Commercial Mortgage Trust 2016-HEAT, 3.357%, 4/10/29 (144A)					3,282,506
10,683,379	3.70		Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)					10,873,357
219,963	3.56		CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33					223,855
3,400,000	4.80		Citigroup Commercial Mortgage Trust 2014-GC19 REMICS, Floating Rate Note, 3/10/47					3,608,360
5,000,000			Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47					5,189,914
6,000,000	4.34		Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, Floating Rate Note, 10/10/47					6,176,398
3,100,000			Citigroup Commercial Mortgage Trust 2015-GC27 REMICS, 3.137%, 2/10/48					3,123,114
4,794,187			Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)					4,822,777
2,400,000			Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)					2,523,641
2,400,000			Colony American Finance 2016-2, Ltd., 5.028%, 11/15/48 (Step) (144A)					2,381,346
1,000,000	3.38	LIBOR01M + 215 bps	Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)					1,003,809
3,400,000	3.08	LIBOR01M + 185 bps	Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)					3,412,466
1,711,582	3.58	LIBOR01M + 235 bps	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)					1,717,682
2,100,000	2.98	LIBOR01M + 175 bps	Colony Starwood Homes 2016-2 Trust, Floating Rate Note, 12/19/33 (144A)					2,102,497
450,000			COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45					469,889
5,000,000	5.34		COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)					5,289,006
1,900,000			COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46					1,927,024
7,325,000	4.65		COMM 2014-CCRE20 Mortgage Trust, Floating Rate Note, 11/10/47					7,481,566
3,800,000	3.38	LIBOR01M + 215 bps	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)					3,774,237
4,500,000	4.94		COMM 2014-UBS3 Mortgage Trust, Floating Rate Note, 6/12/47					4,406,219
4,100,000			COMM 2014-UBS4 Mortgage Trust, 3.42%, 8/10/47					4,218,224
1,750,000	3.81		COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)					1,770,187
3,104,000	4.70		COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48					3,257,927
3,375,000			COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48					3,509,679
4,225,000			COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53					4,424,804
3,850,000			Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45					3,897,357
5,700,000	4.69		CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48					5,815,993
2,090,000			CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49					2,084,483
2,700,000	3.48	LIBOR01M + 225 bps	CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)					2,700,657
9,822,514	3.50		CSMC Trust 2013-6, Floating Rate Note, 8/25/43 (144A)					10,028,934
5,184,793	3.59		CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)					5,039,849
4,742,077	2.50		CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)					4,524,980
2,325,838	1.55		CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)					2,242,352
3,229,774	3.47		CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)					3,304,788
3,764,481	3.47		CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)					3,794,725
2,826,053	3.47		CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)					2,745,777
2,959,673	3.66		CSMC Trust 2013-IVR5 REMICS, Floating Rate Note, 10/25/43 (144A)					2,936,624
9,892,615	2.13		CSMC Trust 2013-TH1, Floating Rate Note, 2/25/43 (144A)					9,495,615
2,897,487	3.50		CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)					2,931,613
1,402,040	3.00		CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)					1,416,061
5,262,310	3.92		CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)					5,333,899
10,459,182	3.00		CSMC Trust 2015-2, Floating Rate Note, 2/25/45 (144A)					10,291,488
4,135,302	3.00		CSMC Trust 2015-2, Floating Rate Note, 2/25/45 (144A)					4,139,179
3,033,348	3.50		CSMC Trust 2015-2, Floating Rate Note, 2/25/45 (144A)					3,082,520
2,752,605	3.87		CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)					2,648,835
8,437,039	3.50		CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)					8,615,993
38,107	3.91		CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)					36,470
3,943,957	3.50		CSMLT 2015-2 Trust, Floating Rate Note, 8/28/45 (144A)					4,025,146
4,390,000			DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49					4,332,462
3,735,508	3.48		EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)					3,699,414
53,346	1.63	LIBOR01M + 40 bps	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20					53,559
675,493	3.69		Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43					714,784
600			Federal National Mortgage Association REMICS, 10.3%, 4/25/19					623
1,258,266			Federal National Mortgage Association REMICS, 3.0%, 6/25/23					1,285,715
370,277			Federal National Mortgage Association REMICS, 4.5%, 6/25/29					393,902
4,595,572	3.50		Flagstar Mortgage Trust 2017-1, Floating Rate Note, 3/25/47 (144A)					4,677,249
7,255,989			Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45					7,355,883
1,815,727			Freddie Mac Whole Loan Securities Trust, 3.5%, 5/25/47					1,851,852
890,000	5.37		FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)					954,163
1,428,509	5.23	LIBOR01M + 400 bps	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)					1,471,604
3,566,654	6.23	LIBOR01M + 500 bps	FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)					3,551,639
3,700,000	4.09		FREMF Mortgage Trust 2015-K51 REMICS, Floating Rate Note, 10/25/48 (144A)					3,784,588
2,060,000	3.94		FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)					2,104,267
4,630,000	3.49		GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)					4,691,880
2,453,977	3.50		Galton Funding Mortgage Trust 2017-1, Floating Rate Note, 7/25/56 (144A)					2,494,054
724,039			Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)					715,016
2,584,369	1.51	US0001M + 27 bps	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)					2,489,875
755,977			Government National Mortgage Association REMICS, 3.25%, 4/16/27					776,775
870,897			Government National Mortgage Association, 3.0%, 4/20/41					884,692
988,699			Government National Mortgage Association, 5.25%, 8/16/35					1,079,411
69,758,593	0.80		Government National Mortgage Association, Floating Rate Note, 10/16/58					5,746,762
1,000,000			GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)					1,023,350
5,030,000	4.18		GS Mortgage Securities Trust 2013-GCJ12 REMICS, Floating Rate Note, 6/10/46					5,002,318
3,735,901	3.13		GS Mortgage-Backed Securities Trust 2014-EB1 REMICS, Floating Rate Note, 7/25/44 (144A)					3,704,303
750,000	2.58	LIBOR01M + 135 bps	Home Partners of America 2017-1 Trust, Floating Rate Note, 7/17/34 (144A)					753,386
314,895	2.44	LIBOR01M + 120 bps	Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)					314,993
309,541	1.39	LIBOR01M + 15.5 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47					308,719
1,118,163			JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46					1,183,414
1,300,000	3.98		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)					1,346,088
4,555,234			JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9, 2.84%, 12/15/47					4,605,326
4,600,000	3.18	LIBOR01M + 195 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)					4,600,001
2,200,000	3.43	LIBOR01M + 220 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)					2,215,036
900,000	3.34	LIBOR01M + 210 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)					891,369
1,260,000	2.58	LIBOR01M + 135 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)					1,267,366
4,000,000	3.98	LIBOR01M + 275 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)					4,029,951
9,798,904	2.50		JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)					9,792,015
3,512,705	3.00		JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)					3,565,396
843,773	3.50		JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)					861,406
971,869	3.50		JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)					987,320
5,659,264	3.00		JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)					5,744,152
4,814,294	3.40		JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)					4,852,213
302,372	3.43		JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)					307,747
431,822	3.63		JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/25/45 (144A)					425,314
6,522,648	3.50		JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)					6,654,881
10,083,410	3.50		JP Morgan Mortgage Trust 2016-1, Floating Rate Note, 5/25/46 (144A)					10,281,529
4,173,880	3.90		JP Morgan Mortgage Trust 2016-1, Floating Rate Note, 5/25/46 (144A)					4,168,320
5,397,806	2.68		JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)					5,340,637
12,931,304	3.00		JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)					13,121,627
8,778,349	3.50		JP Morgan Mortgage Trust 2016-4, Floating Rate Note, 10/25/46 (144A)					8,977,232
6,964,051	3.50		JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)					7,096,528
10,500,000	3.50		JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)					10,604,027
2,825,175	3.00		JP Morgan Mortgage Trust 2017-2 REMICS, Floating Rate Note, 5/25/47 (144A)					2,813,256
12,972,743	3.50		JP Morgan Mortgage Trust 2017-2, Floating Rate Note, 5/25/47 (144A)					13,219,524
1,458,006	3.76		JP Morgan Mortgage Trust 2017-2, Floating Rate Note, 5/25/47 (144A)					1,462,380
6,096,236	3.50		JP Morgan Mortgage Trust 2017-3, Floating Rate Note, 8/25/47 (144A)					6,147,432
11,565,079	3.50		JP Morgan Mortgage Trust 2017-3, Floating Rate Note, 8/25/47 (144A)					11,777,854
1,374,341	3.50		JP Morgan Mortgage Trust 2017-3, Floating Rate Note, 8/25/47 (144A)					1,405,478
10,772,972	2.50		JP Morgan Mortgage Trust 2017-3, Floating Rate Note, 8/25/47 (144A)					10,731,733
11,232,724	2.61		JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)					11,253,500
5,983,708	2.00		JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)					5,873,135
7,840,406	2.62		JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/25/44 (144A)					7,794,015
3,359,156	3.00		JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)					3,368,404
4,355,288	3.69		JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)					4,263,671
3,553,190	3.50		JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)					3,625,224
310,307	3.62		JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)					307,505
4,050,000			JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47					4,261,828
3,450,000	3.99		JPMDB Commercial Mortgage Securities Trust 2016-C2 REMICS, Floating Rate Note, 6/15/49					3,547,952
2,000,000	3.22		JPMDB Commercial Mortgage Securities Trust 2016-C4, Floating Rate Note, 12/15/49 (144A)					1,546,670
2,102,786			La Hipotecaria El Salvadorian Mortgage Trust 2016-1, 3.3575%, 1/15/46 (144A)					2,156,149
1,209,055	2.88	PNMR + -300 bps	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)					1,245,327
3,332,523	3.01	PNMR + -224.2 bps	La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)					3,338,772
3,690,000	3.33		LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)					3,682,044
1,304,584			MarketPlace Loan Trust 2016-BS1, 4.5%, 1/15/21 (144A)					1,307,315
507,676	1.67	US0001M + 44 bps	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30					491,580
1,000,000	3.15		Mill City Mortgage Loan Trust 2016-1, Floating Rate Note, 4/25/57 (144A)					978,716
10,573,934	2.75		Mill City Mortgage Loan Trust 2017-2, Floating Rate Note, 8/25/56 (144A)					10,630,327
11,855,000	2.75		Mill City Mortgage Loan Trust 2017-3, Floating Rate Note, 2/25/58 (144A)					11,918,295
5,750,000			Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, 2.858%, 11/15/45					5,842,842
2,240,000			Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 REMICS, 3.068%, 10/15/48					1,814,478
9,231,000			Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31, 3.527%, 10/15/26					9,345,971
1,444,431			Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44					1,445,746
5,309,000			Morgan Stanley Capital I Trust 2016-UBS12, 3.596%, 12/15/49					5,520,645
318,831	4.00		New Residential Mortgage Loan Trust 2017-1, Floating Rate Note, 2/25/57 (144A)					331,981
9,642,425	4.00		New Residential Mortgage Loan Trust 2017-2, Floating Rate Note, 3/25/57 (144A)					10,079,725
9,589,830	4.00		New Residential Mortgage Loan Trust 2017-2, Floating Rate Note, 3/25/57 (144A)					9,959,109
4,533,760	3.31		NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)					4,519,281
6,292,215	3.25		NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)					6,352,922
5,985,180	3.31		NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)					6,041,638
1,202,847	2.19	US0001M + 95 bps	Pepper Residential Securities Trust NO 18, Floating Rate Note, 3/12/47 (144A)					1,204,798
4,970,832	3.56		PMT Loan Trust 2013-J1, Floating Rate Note, 9/25/43 (144A)					4,761,096
4,800,000			Progress Residential 2017-SFR1 Trust, 3.017%, 8/17/34 (144A)					4,802,368
700,000			Progress Residential 2017-SFR1 Trust, 3.565%, 8/17/34 (144A)					703,429
252,908			RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32					252,837
66,566			RALI Series 2003-QS14 Trust, 5.0%, 7/25/18					66,580
872,390	2.18	US0001M + 95 bps	RESIMAC Premier Series 2017-1, Floating Rate Note, 9/11/48 (144A)					872,455
11,980,902			Seasoned Credit Risk Transfer Trust Series 2017-1, 3.0%, 9/25/55					11,859,857
1,760,218	3.50		Sequoia Mortgage Trust 2012-3, Floating Rate Note, 7/25/42					1,800,715
3,349,720	1.81		Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42					3,143,776
1,752,013	1.86		Sequoia Mortgage Trust 2013-1, Floating Rate Note, 2/25/43					1,675,210
6,656,249	3.56		Sequoia Mortgage Trust 2013-10, Floating Rate Note, 8/25/43 (144A)					6,617,184
1,925,963	1.87		Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43					1,827,181
6,307,612	2.33		Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43					6,057,484
5,935,583	3.49		Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43					5,918,168
5,571,387	2.50		Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)					5,429,489
9,176,698	3.00		Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)					9,115,397
8,213,946	2.50		Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43					8,003,653
9,525,879	2.50		Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43					9,084,821
3,033,532	3.00		Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43					3,035,901
374,901	2.25		Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43					362,922
9,142,844	3.00		Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43					9,103,036
1,257,420			Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)					1,260,121
661,869			Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)					658,568
4,421,506	3.00		Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)					4,400,641
7,937,255	3.50		Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)					8,088,246
8,822,073	3.00		Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)					8,977,024
4,717,915	3.50		Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)					4,766,382
3,884,456	3.76		Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)					3,813,233
1,466,027	3.50		Sequoia Mortgage Trust 2017-1, Floating Rate Note, 2/25/47 (144A)					1,501,073
10,170,854	3.50		Sequoia Mortgage Trust 2017-2, Floating Rate Note, 3/25/47 (144A)					10,444,430
7,948,534	3.50		Sequoia Mortgage Trust 2017-3, Floating Rate Note, 4/25/47 (144A)					8,065,272
3,336,796	3.50		Sequoia Mortgage Trust 2017-4, Floating Rate Note, 7/25/47 (144A)					3,417,608
9,033,092	3.50		Sequoia Mortgage Trust 2017-5, Floating Rate Note, 8/25/47 (144A)					9,222,927
5,581,536	3.50		Sequoia Mortgage Trust 2017-6, Floating Rate Note, 9/25/47 (144A)					5,693,462
9,310,000	3.50		Sequoia Mortgage Trust 2017-CH1, Floating Rate Note, 10/25/47 (144A)					9,444,799
6,507,042	3.00		Shellpoint Co-Originator Trust 2016-1, Floating Rate Note, 10/25/31 (144A)					6,553,811
1,165,759	3.50		Shellpoint Co-Originator Trust 2016-1, Floating Rate Note, 11/25/46 (144A)					1,188,527
7,038,183	3.50		Shellpoint Co-Originator Trust 2017-1, Floating Rate Note, 4/25/44 (144A)					7,144,044
10,500,000	3.50		Shellpoint Co-Originator Trust 2017-2, Floating Rate Note, 10/25/47 (144A)					10,716,562
2,587,000	3.74		Shellpoint Co-Originator Trust 2017-2, Floating Rate Note, 10/25/47 (144A)					2,643,995
3,089,804	2.50		Sofi Mortgage Trust 2016-1 REMICS, Floating Rate Note, 11/25/46 (144A)					3,041,637
3,030,287	3.00		Sofi Mortgage Trust 2016-1, Floating Rate Note, 11/25/46 (144A)					2,969,681
2,950,000	N/A	LIBOR01M + 117 bps	Starwood Waypoint Homes 2017-1 Trust, Floating Rate Note, 1/17/35 (144A)					2,919,457
395,747	1.53	US0001M + 30 bps	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35					327,489
7,250,000			TMFT_17-RJ1, 4/25/74 (144A)					7,304,375
3,800,000	3.25		Towd Point Mortgage Trust 2015-1 REMICS, Floating Rate Note, 10/25/53 (144A)					3,859,492
9,535,567	2.50		Towd Point Mortgage Trust 2015-1, Floating Rate Note, 11/25/60 (144A)					9,513,146
5,452,241	3.50		Towd Point Mortgage Trust 2015-3 REMICS, Floating Rate Note, 3/25/54 (144A)					5,544,342
11,159,092	3.50		Towd Point Mortgage Trust 2015-3 REMICS, Floating Rate Note, 3/25/54 (144A)					11,387,776
7,500,000	3.75		Towd Point Mortgage Trust 2015-6, Floating Rate Note, 4/25/55 (144A)					7,795,166
12,015,000	3.25		Towd Point Mortgage Trust 2017-2, Floating Rate Note, 4/25/57 (144A)					12,188,298
11,032,914	2.75		Towd Point Mortgage Trust 2017-3, Floating Rate Note, 6/25/57 (144A)					11,089,172
11,777,042	2.75		Towd Point Mortgage Trust 2017-4, Floating Rate Note, 6/25/57 (144A)					11,830,701
1,456,178	3.66	LIBOR01M + 243 bps	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)					1,465,468
344,768			Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32					363,932
618,257			Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35					632,354
11,615,608			Verus Securitization Trust 2017-2, 2.485%, 7/25/47 (Step) (144A)					11,624,386
4,500,000			Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50					4,689,386
5,300,000	3.08	LIBOR01M + 185 bps	Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)					5,316,198
3,810,000			Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57					3,959,536
564,773	3.99	US0001M + 275 bps	Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)					567,375
1,391,972	4.09	US0001M + 285 bps	Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)					1,406,477
3,900,000	4.49		WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)					3,649,971
6,200,000			WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46					6,661,743
2,614,055	3.98		WinWater Mortgage Loan Trust 2014-3, Floating Rate Note, 11/20/44 (144A)					2,511,951
5,508,166	3.00		WinWater Mortgage Loan Trust 2015-2, Floating Rate Note, 2/20/45 (144A)					5,543,454
4,401,852	3.50		WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)					4,482,838
8,094,073	3.50		WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)					8,250,576
5,956,211	3.50		WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)					5,993,202
2,795,493	3.50		WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)					2,836,442
4,720,030	3.80		WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)					4,733,811
4,477,434	3.80		WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)					4,324,712
3,370,934	3.50		WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)					3,424,526
								$1,043,091,163
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $1,045,141,922)					$1,043,091,163

			CORPORATE BONDS - 36.3%
			Energy - 4.4%
			Oil & Gas Drilling - 0.2%
6,185,000			Rowan Companies, Inc., 4.75%, 1/15/24					$5,380,950
3,605,000			Rowan Companies, Inc., 5.85%, 1/15/44					2,865,975
								$8,246,925
			Oil & Gas Equipment & Services - 0.1%
2,250,000			Halliburton Co., 7.6%, 8/15/96 (144A)					$2,913,622
			Integrated Oil & Gas - 0.7%
6,360,000			BP Capital Markets Plc, 3.062%, 3/17/22					$6,528,772
5,965,000			Petroleos Mexicanos, 3.5%, 1/30/23					5,879,104
3,525,000			Petroleos Mexicanos, 6.5%, 3/13/27 (144A)					3,906,511
3,220,000			Petroleos Mexicanos, 6.5%, 3/13/27 (144A)					3,568,501
4,750,000			Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)					5,098,954
10,050,000			Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)					10,073,447
								$35,055,289
			Oil & Gas Exploration & Production - 0.4%
6,585,000			Canadian Natural Resources, Ltd., 6.25%, 3/15/38					$7,906,847
2,830,000			Canadian Natural Resources, Ltd., 6.75%, 2/1/39					3,460,551
5,275,000			CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24					5,613,608
1,400,000			Newfield Exploration Co., 5.625%, 7/1/24					1,501,500
								$18,482,506
			Oil & Gas Refining & Marketing - 0.4%
5,827,000			EnLink Midstream Partners LP, 4.4%, 4/1/24					$6,020,829
1,800,000			EnLink Midstream Partners LP, 4.85%, 7/15/26					1,883,502
3,800,000			Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)					4,599,331
4,655,000			Valero Energy Corp., 6.625%, 6/15/37					5,873,358
2,890,000			Valero Energy Corp., 9.375%, 3/15/19					3,181,847
								$21,558,867
			Oil & Gas Storage & Transportation - 2.6%
10,945,000			Boardwalk Pipelines LP, 4.95%, 12/15/24					$11,648,472
2,575,000			Boardwalk Pipelines LP, 5.95%, 6/1/26					2,880,460
5,595,000			Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)					5,720,888
2,900,000			DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)					3,168,250
8,361,000			Enable Midstream Partners LP, 3.9%, 5/15/24					8,405,667
3,629,000			Enable Midstream Partners LP, 4.4%, 3/15/27					3,691,100
4,675,000			Kinder Morgan Energy Partners LP, 4.25%, 9/1/24					4,851,543
8,235,000			Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46					8,425,084
7,910,000			Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45					8,522,386
4,725,000			MPLX LP, 4.125%, 3/1/27					4,810,888
3,875,000			MPLX LP, 4.875%, 12/1/24					4,175,555
3,045,000			MPLX LP, 4.875%, 6/1/25					3,263,356
3,875,000			MPLX LP, 5.5%, 2/15/23					3,987,375
4,825,000			Plains All American Pipeline LP, 4.5%, 12/15/26					4,896,941
9,165,000			Plains All American Pipeline LP, 4.65%, 10/15/25					9,438,312
10,675,000			Sabine Pass Liquefaction LLC, 5.0%, 3/15/27					11,385,740
2,475,000			Spectra Energy Capital LLC, 6.2%, 4/15/18					2,527,683
1,500,000			Spectra Energy Capital LLC, 6.75%, 7/15/18					1,548,583
3,575,000			Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45					3,572,587
4,675,000			Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47					4,755,472
786,000			Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42					843,938
2,475,000			The Williams Companies, Inc., 7.75%, 6/15/31					3,013,065
5,115,000			TransCanada PipeLines, Ltd., 1.875%, 1/12/18					5,119,360
8,230,000			Williams Partners LP, 5.1%, 9/15/45					8,650,486
								$129,303,191
			Total Energy					$215,560,400
			Materials - 1.4%
			Commodity Chemicals - 0.1%
2,890,000			NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)					$2,926,125
			Diversified Chemicals - 0.2%
10,255,000			CF Industries, Inc., 5.375%, 3/15/44					$9,793,525
			Fertilizers & Agricultural Chemicals - 0.3%
2,800,000			Agrium, Inc., 4.125%, 3/15/35					$2,844,675
11,300,000			Agrium, Inc., 5.25%, 1/15/45					12,949,147
								$15,793,822
			Construction Materials - 0.2%
11,000,000			CRH America, Inc., 3.875%, 5/18/25 (144A)					$11,493,960
			Metal & Glass Containers - 0.1%
4,650,000			Crown Americas LLC, 4.25%, 9/30/26					$4,696,500
			Paper Packaging - 0.1%
1,275,000			International Paper Co., 4.8%, 6/15/44					$1,371,159
2,575,000			International Paper Co., 6.0%, 11/15/41					3,157,104
								$4,528,263
			Diversified Metals & Mining - 0.3%
1,325,000			Anglo American Capital Plc, 4.0%, 9/11/27 (144A)					$1,309,536
2,750,000			Anglo American Capital Plc, 4.75%, 4/10/27 (144A)					2,870,318
6,600,000			Anglo American Capital Plc, 4.875%, 5/14/25 (144A)					6,997,164
1,850,000			Freeport-McMoRan, Inc., 3.875%, 3/15/23					1,822,250
1,650,000			Freeport-McMoRan, Inc., 4.55%, 11/14/24					1,651,650
								$14,650,918
			Steel - 0.1%
3,550,000			Commercial Metals Co., 4.875%, 5/15/23					$3,709,750
			Total Materials					$67,592,863
			Capital Goods - 2.1%
			Aerospace & Defense - 1.3%
3,625,000			Embraer Netherlands Finance BV, 5.4%, 2/1/27					$3,925,875
7,472,000			L3 Technologies, Inc., 3.95%, 5/28/24					7,804,093
5,883,000			Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)					6,647,790
11,310,000			Lockheed Martin Corp., 3.1%, 1/15/23					11,649,052
13,470,000			Rockwell Collins, Inc., 3.2%, 3/15/24					13,719,246
7,855,000			Spirit AeroSystems, Inc., 3.85%, 6/15/26					7,920,732
10,344,000			United Technologies Corp., 1.778%, 5/4/18 (Step)					10,348,936
								$62,015,724
			Building Products - 0.6%
7,680,000			Fortune Brands Home & Security, Inc., 3.0%, 6/15/20					$7,794,763
5,500,000			Masco Corp., 4.375%, 4/1/26					5,841,000
1,050,000			Masco Corp., 4.45%, 4/1/25					1,120,770
626,000			Masco Corp., 5.95%, 3/15/22					704,998
5,675,000			Owens Corning, 3.4%, 8/15/26					5,596,020
5,150,000			Owens Corning, 4.2%, 12/1/24					5,424,268
4,385,000			Standard Industries, Inc., 5.5%, 2/15/23 (144A)					4,642,619
								$31,124,438
			Construction & Engineering - 0.1%
1,368,000			Amsted Industries, Inc., 5.0%, 3/15/22 (144A)					$1,412,460
1,375,000			Amsted Industries, Inc., 5.375%, 9/15/24 (144A)					1,445,469
								$2,857,929
			Industrial Conglomerates - 0.0%+
1,392,000			General Electric Co., 5.3%, 2/11/21					$1,530,635
			Trading Companies & Distributors - 0.1%
5,660,000			GATX Corp., 6.0%, 2/15/18					$5,741,333
			Total Capital Goods					$103,270,059
			Commercial Services & Supplies - 0.2%
			Environmental & Facilities Services - 0.1%
2,678,000			Republic Services, Inc., 2.9%, 7/1/26					$2,623,251
			Research & Consulting Services - 0.1%
5,942,000			Verisk Analytics, Inc., 5.5%, 6/15/45					$6,742,327
			Total Commercial Services & Supplies					$9,365,578
			Transportation - 1.1%
			Airlines - 0.1%
2,475,000			Delta Air Lines, Inc., 2.875%, 3/13/20					$2,502,833
			Railroads - 0.8%
15,435,000			Burlington Northern Santa Fe LLC, 4.15%, 4/1/45					$16,376,291
6,650,000			TTX Co., 3.6%, 1/15/25 (144A)					6,813,825
3,250,000			TTX Co., 4.2%, 7/1/46 (144A)					3,277,047
13,715,000			Union Pacific Corp., 3.375%, 2/1/35					13,609,199
								$40,076,362
			Highways & Railtracks - 0.2%
3,950,000			ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)					$3,874,269
1,300,000			ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)					1,331,232
4,600,000			ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)					4,575,202
								$9,780,703
			Total Transportation					$52,359,898
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.0%+
710,000			Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)					$766,800
			Automobile Manufacturers - 0.6%
4,975,000			Ford Motor Credit Co LLC, 2.24%, 6/15/18					$4,991,690
7,025,000			Ford Motor Credit Co LLC, 3.219%, 1/9/22					7,117,199
8,230,000			Ford Motor Credit Co LLC, 4.389%, 1/8/26					8,560,337
10,045,000			Toyota Motor Credit Corp., 2.125%, 7/18/19					10,115,166
								$30,784,392
			Total Automobiles & Components					$31,551,192
			Consumer Durables & Apparel - 0.1%
			Homebuilding - 0.1%
5,120,000			Lennar Corp., 4.75%, 4/1/21					$5,388,800
			Total Consumer Durables & Apparel					$5,388,800
			Consumer Services - 0.2%
			Education Services - 0.2%
1,100,000			Massachusetts Institute of Technology, 5.6%, 7/1/11					$1,448,620
2,600,000			President & Fellows of Harvard College, 2.3%, 10/1/23					2,584,607
3,550,000			Tufts University, 5.017%, 4/15/12					3,953,952
								$7,987,179
			Specialized Consumer Services - 0.0%+
2,548,000			Ashtead Capital, Inc., 4.375%, 8/15/27 (144A)					$2,624,440
			Total Consumer Services					$10,611,619
			Media - 0.9%
			Cable & Satellite - 0.9%
8,845,000			Charter Communications Operating LLC, 6.384%, 10/23/35					$10,345,332
10,810,000			Comcast Corp., 5.65%, 6/15/35					13,261,336
12,225,000			Cox Communications, Inc., 3.35%, 9/15/26 (144A)					11,963,035
5,013,000			Sky Plc, 3.75%, 9/16/24 (144A)					5,143,418
650,000			Time Warner Cable LLC, 6.55%, 5/1/37					763,457
3,450,000			Videotron, Ltd., 5.375%, 6/15/24 (144A)					3,743,250
								$45,219,828
			Total Media					$45,219,828
			Retailing - 0.8%
			Internet Retail - 0.6%
3,265,000			Amazon.com, Inc., 2.8%, 8/22/24 (144A)					$3,277,537
4,125,000			Expedia, Inc., 3.8%, 2/15/28 (144A)					4,088,573
5,900,000			Expedia, Inc., 4.5%, 8/15/24					6,224,329
950,000			Expedia, Inc., 5.0%, 2/15/26					1,033,139
7,170,000			The Priceline Group, Inc., 3.55%, 3/15/28					7,182,260
1,925,000			The Priceline Group, Inc., 3.6%, 6/1/26					1,957,211
7,875,000			The Priceline Group, Inc., 3.65%, 3/15/25					8,110,324
								$31,873,373
			Home Improvement Retail - 0.1%
4,520,000			The Home Depot, Inc., 2.625%, 6/1/22					$4,591,840
			Automotive Retail - 0.1%
3,994,000			AutoZone, Inc., 2.5%, 4/15/21					$3,992,022
			Total Retailing					$40,457,235
			Food & Staples Retailing - 0.4%
			Drug Retail - 0.2%
650,000			CVS Health Corp., 2.25%, 8/12/19					$653,138
548,152			CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)					599,722
2,714,610			CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)					3,054,047
1,863,468			CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)					2,128,060
3,572,559			CVS Pass-Through Trust, 6.036%, 12/10/28					4,037,880
								$10,472,847
			Food Retail - 0.2%
7,040,000			Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)					$7,099,333
			Total Food & Staples Retailing					$17,572,180
			Food, Beverage & Tobacco - 1.8%
			Brewers - 0.1%
4,350,000	2.57	US0003M + 126 bps	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21					$4,495,981
			Distillers & Vintners - 0.4%
8,525,000			Constellation Brands, Inc., 3.7%, 12/6/26					$8,719,442
5,300,000			Pernod Ricard SA, 3.25%, 6/8/26 (144A)					5,312,809
4,277,000			Pernod Ricard SA, 4.45%, 1/15/22 (144A)					4,575,786
								$18,608,037
			Packaged Foods & Meats - 0.9%
10,040,000			Kraft Heinz Foods Co., 3.95%, 7/15/25					$10,340,819
12,220,000	1.88	US0003M + 57 bps	Kraft Heinz Foods Co., Floating Rate Note, 2/10/21					12,230,984
4,119,000			Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)					4,044,488
2,500,000			Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)					2,497,489
6,375,000		US0003M + 55 bps	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)					6,394,628
3,075,000	1.87	US0003M + 45 bps	Tyson Foods, Inc., Floating Rate Note, 6/2/20					3,089,626
3,430,000	1.76		Tyson Foods, Inc., Floating Rate Note, 8/21/20					3,434,546
								$42,032,580
			Tobacco - 0.4%
5,565,000			BAT Capital Corp., 4.39%, 8/15/37 (144A)					$5,710,859
14,708,000			Reynolds American, Inc., 4.45%, 6/12/25					15,764,609
								$21,475,468
			Total Food, Beverage & Tobacco					$86,612,066
			Household & Personal Products - 0.2%
			Household Products - 0.2%
8,203,000			Church & Dwight Co, Inc., 2.45%, 8/1/22					$8,172,344
			Total Household & Personal Products					$8,172,344
			Health Care Equipment & Services - 0.6%
			Health Care Equipment - 0.2%
8,016,000			Becton Dickinson and Co., 3.734%, 12/15/24					$8,187,944
			Health Care Distributors - 0.2%
8,000,000			Cardinal Health, Inc., 3.079%, 6/15/24					$8,055,746
			Health Care Facilities - 0.0%+
2,400,000			NYU Hospitals Center, 4.428%, 7/1/42					$2,513,315
			Managed Health Care - 0.2%
3,630,000			Humana, Inc., 3.95%, 3/15/27					$3,792,525
4,155,000			Molina Healthcare, Inc., 5.375%, 11/15/22					4,282,143
								$8,074,668
			Total Health Care Equipment & Services					$26,831,673
			Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
			Biotechnology - 1.0%
925,000			AbbVie, Inc., 2.85%, 5/14/23					$932,201
1,370,000			AbbVie, Inc., 3.2%, 5/14/26					1,372,769
12,760,000			AbbVie, Inc., 3.6%, 5/14/25					13,229,264
8,035,000			Amgen, Inc., 4.4%, 5/1/45					8,506,541
2,350,000			Amgen, Inc., 5.375%, 5/15/43					2,721,953
13,400,000			Baxalta, Inc., 3.6%, 6/23/22					13,884,838
3,550,000			Biogen, Inc., 3.625%, 9/15/22					3,731,325
4,275,000			Biogen, Inc., 4.05%, 9/15/25					4,561,378
								$48,940,269
			Pharmaceuticals - 0.7%
3,150,000			Johnson & Johnson, 4.375%, 12/5/33					$3,575,568
11,155,000			Mylan NV, 3.95%, 6/15/26					11,356,956
1,391,000			Perrigo Finance Unlimited Co., 3.5%, 3/15/21					1,427,713
4,570,000			Perrigo Finance Unlimited Co., 3.9%, 12/15/24					4,669,803
2,481,000			Perrigo Finance Unlimited Co., 4.375%, 3/15/26					2,572,990
10,140,000			Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23					9,671,451
								$33,274,481
			Life Sciences Tools & Services - 0.2%
894,000			Agilent Technologies, Inc., 6.5%, 11/1/17					$896,920
11,200,000			Thermo Fisher Scientific, Inc., 3.0%, 4/15/23					11,385,082
								$12,282,002
			Total Pharmaceuticals, Biotechnology & Life Sciences					$94,496,752
			Banks - 4.2%
			Diversified Banks - 3.3%
6,485,000			Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)					$6,807,205
4,600,000	9.00		Banco Bilbao Vizcaya Argentaria SA, Floating Rate Note (Perpetual)					4,761,000
1,150,000			Bank of America Corp., 4.2%, 8/26/24					1,209,492
2,230,000			Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)					2,291,325
4,450,000			Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)					4,728,125
2,565,000			Barclays Bank Plc, 6.05%, 12/4/17 (144A)					2,582,995
5,250,000			Barclays Plc, 3.65%, 3/16/25					5,260,999
3,000,000			Barclays Plc, 4.375%, 1/12/26					3,132,279
1,200,000			BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)					1,263,000
1,915,000			BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)					2,116,075
17,370,000	7.62	USSW5 + 631.4 bps	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)					19,085,288
3,860,000			BPCE SA, 4.875%, 4/1/26 (144A)					4,099,116
3,435,000			Cooperatieve Rabobank UA, 3.875%, 2/8/22					3,641,522
7,175,000			Cooperatieve Rabobank UA, 3.95%, 11/9/22					7,530,057
11,200,000			Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22					11,625,086
4,700,000	6.12		Danske Bank AS, Floating Rate Note (Perpetual)					5,043,927
1,305,000			HSBC Bank Plc, 7.65%, 5/1/25					1,601,045
4,525,000	6.88	USISDA05 + 551.4 bps	HSBC Holdings Plc, Floating Rate Note (Perpetual)					4,926,594
11,106,000	6.50	USSW5 + 444.6 bps	ING Groep NV, Floating Rate Note, 12/29/49					11,897,858
2,749,000			JPMorgan Chase & Co., 5.625%, 8/16/43					3,346,333
11,275,000			Lloyds Banking Group Plc, 4.65%, 3/24/26					11,921,064
5,125,000			Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)					5,409,442
840,000			Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)					943,362
4,500,000			Nordea Bank AB, 4.25%, 9/21/22 (144A)					4,758,471
10,505,000	8.62	USSW5 + 759.8 bps	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)					11,647,419
2,600,000	4.50	US0003M + 385.6 bps	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)					2,697,500
2,400,000	7.38	USSW5 + 623.8 bps	Societe Generale SA, Floating Rate Note (Perpetual) (144A)					2,598,000
4,800,000			Standard Chartered Plc, 3.95%, 1/11/23 (144A)					4,874,552
2,250,000	6.12	USSW5 + 422 bps	Turkiye Garanti Bankasi AS, Floating Rate Note, 5/24/27 (144A)					2,253,699
3,540,000			Wells Fargo Bank NA, 6.0%, 11/15/17					3,558,762
								$157,611,592
			Regional Banks - 0.8%
7,000,000			Credit Suisse AG New York NY, 1.75%, 1/29/18					$7,005,484
7,378,000			KeyCorp, 5.1%, 3/24/21					8,040,960
1,435,000			PNC Bank NA, 6.0%, 12/7/17					1,446,253
8,620,000			Santander Holdings USA, Inc., 4.4%, 7/13/27 (144A)					8,813,836
12,575,000			SunTrust Bank, 2.45%, 8/1/22					12,549,293
								$37,855,826
			Thrifts & Mortgage Finance - 0.1%
7,060,000			Nationwide Building Society, 4.0%, 9/14/26 (144A)					$7,024,735
			Total Banks					$202,492,153
			Diversified Financials - 3.5%
			Other Diversified Financial Services - 0.3%
12,300,000			Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)					$12,133,704
1,350,000	0.00		Tiers Trust, Floating Rate Note, 10/15/97 (144A) (f)(g)					1,741,074
								$13,874,778
			Specialized Finance - 0.6%
2,980,000			Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)					$3,266,750
13,250,000			MassMutual Global Funding II, 2.75%, 6/22/24 (144A)					13,214,903
2,000,000			National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18					2,025,710
11,625,000			USAA Capital Corp., 2.45%, 8/1/20 (144A)					11,718,219
								$30,225,582
			Consumer Finance - 0.8%
2,250,000			Ally Financial, Inc., 4.625%, 3/30/25					$2,359,688
5,050,000			Ally Financial, Inc., 5.125%, 9/30/24					5,469,150
1,465,000			Capital One Bank USA NA, 8.8%, 7/15/19					1,632,532
9,675,000			Capital One Financial Corp., 3.75%, 4/24/24					9,991,243
2,300,000			General Motors Financial Co, Inc., 3.7%, 11/24/20					2,381,149
10,710,000			General Motors Financial Co, Inc., 4.0%, 1/15/25					10,922,761
6,200,000			Hyundai Capital America, 2.0%, 3/19/18 (144A)					6,202,260
								$38,958,783
			Asset Management & Custody Banks - 0.6%
1,725,000			Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)					$1,926,032
6,445,000			Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)					8,290,121
2,985,000			Legg Mason, Inc., 3.95%, 7/15/24					3,058,587
2,175,000			Legg Mason, Inc., 4.75%, 3/15/26					2,310,608
10,345,000	2.36	US0003M + 105 bps	The Bank of New York Mellon Corp., Floating Rate Note, 10/30/23					10,567,309
								$26,152,657
			Investment Banking & Brokerage - 0.6%
3,415,000			E*TRADE Financial Corp., 2.95%, 8/24/22					$3,422,596
5,450,000			Morgan Stanley, 4.1%, 5/22/23					5,698,678
300,000			Morgan Stanley, 4.875%, 11/1/22					325,131
643,000			North American Development Bank, 2.3%, 10/10/18					646,828
6,200,000			TD Ameritrade Holding Corp., 3.3%, 4/1/27					6,238,819
7,891,000	3.27	US0003M + 120.1 bps	The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/25					7,901,283
4,900,000			UBS AG, 7.625%, 8/17/22					5,775,875
								$30,009,210
			Diversified Capital Markets - 0.6%
4,975,000	7.12		Credit Suisse Group AG, Floating Rate Note (Perpetual)					$5,366,781
4,031,000			GE Capital International Funding Co Unlimited Co., 2.342%, 11/15/20					4,073,433
6,900,000	2.98	US0003M + 167 bps	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)					6,966,416
2,730,000			Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)					2,949,058
8,347,000	7.12		UBS Group AG, Floating Rate Note (Perpetual)					9,039,751
								$28,395,439
			Total Diversified Financials					$167,616,449
			Insurance - 4.0%
			Insurance Brokers - 0.2%
10,625,000			Brown & Brown, Inc., 4.2%, 9/15/24					$11,210,105
			Life & Health Insurance - 0.6%
7,000,000			Aflac, Inc., 3.625%, 11/15/24					$7,381,700
800,000	1.78	US0003M + 48 bps	AIG Global Funding, Floating Rate Note, 7/2/20 (144A)					801,255
2,425,000			Principal Life Global Funding II, 1.5%, 4/18/19 (144A)					2,410,379
4,250,000			Protective Life Corp., 7.375%, 10/15/19					4,664,742
3,680,000			Protective Life Global Funding, 2.615%, 8/22/22 (144A)					3,674,635
1,090,000			Prudential Financial, Inc., 4.5%, 11/16/21					1,178,781
3,950,000			Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)					4,082,333
4,120,000			Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)					4,653,063
690,000			Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)					951,767
								$29,798,655
			Multi-line Insurance - 0.4%
5,985,000			AIG, 3.875%, 1/15/35					$5,860,761
2,335,000			AXA SA, 8.6%, 12/15/30					3,344,888
5,325,000			Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)					7,525,191
								$16,730,840
			Property & Casualty Insurance - 0.3%
9,100,000			CNA Financial Corp., 4.5%, 3/1/26					9,723,035
1,850,000			Delphi Financial Group, Inc., 7.875%, 1/31/20					2,060,186
								$11,783,221
			Reinsurance - 2.5%
1,350,000			Ailsa 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/15/18 (d)(e)(f)					$1,303,965
2,750,000	5.90	T-BILL 3MO + 481 bps	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)					2,762,925
1,700,000	0.50	T-BILL 3MO + 375 bps	Alamo Re, Ltd., Floating Rate Note, 6/8/20 (Cat Bond) (144A)					1,713,940
500,000	3.49	US0006M + 220 bps	Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)					505,250
900,000			Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (d)(e)(f)					43,740
750,000			Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (d)(e)(f)					97,875
500,000	4.49	US0003M + 325 bps	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)					507,000
2,000,000			Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (d)(e)(f)					95,000
800,000			Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (d)(e)(f)					24,000
2,000,000			Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (d)(e)(f)					1,907,400
1,350,000	5.85	T-BILL 3MO + 549 bps	Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)					1,406,430
750,000	4.00	T-BILL 3MO + 325 bps	Caelus Re V, Ltd., Floating Rate Note, 6/5/20 (Cat Bond) (144A)					754,950
1,000,000	5.46	T-BILL 3MO + 450 bps	Caelus Re V, Ltd., Floating Rate Note, 6/5/20 (Cat Bond) (144A)					1,022,100
3,600,000			Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (d)(e)(f)					389,520
4,500,000			Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (d)(e)(f)					3,759,300
3,000,000			Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (d)(e)(f)					61,200
1,400,000			Casablanca RE, Variable Rate Notes, 6/4/20 (d)(e)(f)					1,396,780
2,000,000			Denning Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/13/18 (d)(e)(f)					1,980,800
3,366,000			Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (d)(e)(f)					3,349,170
1,590,000			Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A) (d)(e)(f)					1,582,050
3,060			Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A) (d)(e)(f)					67,038
2,176			Eden Re II, Variable Rate Notes, 4/23/19 (d)(e)(f)					174,354
1,400,000	7.38	US0006M + 625 bps	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)					1,311,100
1,300,000	6.38	US0006M + 525 bps	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)					1,262,040
1,300,000	5.48	US0006M + 450 bps	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)					1,303,510
1,500,000	7.40	US0006M + 625 bps	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)					1,373,400
1,200,000	6.40	US0006M + 525 bps	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)					1,150,320
1,500,000	5.65	US0006M + 450 bps	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)					1,501,650
3,500,000			Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (d)(e)(f)					410,200
2,800,000	3.31	T-BILL 3MO + 220 bps	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)					2,797,760
5,100,000			Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (d)(e)(f)					111,180
5,100,000			Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (d)(e)(f)					4,999,020
1,700,000	7.86		International Bank for Reconstruction & Development, Floating Rate Note, 7/15/20 (Cat Bond) (144A)					1,699,439
2,600,000	7.15	US0006M + 600 bps	Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)					2,471,040
3,500,000	8.65	US0006M + 750 bps	Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)					3,040,800
700,000	4.76	T-BILL 3MO + 375 bps	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)					707,980
3,000,000	7.25	T-BILL 3MO + 675 bps	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)					3,025,800
1,500,000	9.95	T-BILL 3MO + 925 bps	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)					1,460,250
350,000	5.51	T-BILL 3MO + 450 bps	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)					318,745
3,700,000	5.76	T-BILL 3MO + 475 bps	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)					3,690,750
2,800,000			Kingsbarn Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/18 (d)(e)(f)					2,731,680
1,750,000			Limestone Re, Ltd., Variable Rate Notes, 8/31/21 (d)(e)(f)					1,552,425
600,000			Limestone Re, Ltd., Variable Rate Notes, 8/31/21 (d)(e)(f)					532,260
250,000	10.77	ZERO + 824 bps	Loma Reinsurance Bermuda, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)					245,525
4,000,000	4.05	ZERO + 350 bps	Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)					4,010,400
4,050,000			Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d)(e)(f)					226,800
3,000,000			Lorenz Re, Variable Rate Notes, 3/31/20 (d)(e)(f)					2,826,600
1,500,000			Madison Re, Variable Rate Notes, 12/31/19 (d)(e)(f)					1,234,350
2,000,000			Madison Re. Variable Rate Notes, 3/31/19 (d)(e)(f)					127,000
1,000,000			Oakmont Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 4/13/18 (d)(e)(f)					720,000
3,600,000			Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (d)(e)(f)					16,200
4,000,000			Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d)(e)(f)					41,600
3,000,000			Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (d)(e)(f)					197,400
4,500,000			Pangaea Re., Variable Rate Notes, 2/1/20 (d)(e)(f)					297,450
3,000,000			Pangaea, Variable Rate Notes, 11/30/21 (d)(e)(f)					2,867,400
3,200,000	5.15	T-BILL 3MO + 450 bps	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)					3,205,120
4,000,000			Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (d)(e)(f)					3,942,400
1,000,000			Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (d)(e)(f)					17,000
2,000,000	7.13	T-BILL 3MO + 615 bps	Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)					2,023,400
2,500,000	4.96	T-BILL 3MO + 393 bps	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)					2,476,750
3,600,000	4.50		Resilience Re, Ltd., Variable Rate Notes, 1/9/19 (d)(e)(f)					3,600,000
2,200,000	3.30		Resilience Re, Ltd., Variable Rate Notes, 1/9/19 (d)(e)(f)					2,200,000
3,600,000	0.00		Resilience Re, Ltd., Variable Rate Notes, 4/7/18 (d)(e)(f)					3,179,160
1,800,000	0.00		Resilience Re, Ltd., Variable Rate Notes, 6/4/18 (d)(e)(f)					1,754,100
3,600,000	0.00		Resilience Re, Ltd., Variable Rate Notes, 9/30/17 (d)(e)(f)					77,400
1,600,000	4.18	US0006M + 300 bps	Sanders Re, Ltd., Floating Rate Note, 12/6/21 (Cat Bond) (144A)					1,608,640
2,550,000	4.01	T-BILL 3MO + 296 bps	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)					2,574,735
5,213			Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (d)(e)(f)					32,101
1,100,000			Sector Re V, Ltd., Variable Rate Notes, 12/1/21 (144A) (d)(e)(f)					886,930
3,874			Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (d)(e)(f)					197,440
1,399			Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (144A) (d)(e)(f)					20,110
2,400,000			Sector Re V, Ltd., Variable Rate Notes, 3/1/22 (144A) (d)(e)(f)					1,729,920
1,700,000			Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (d)(e)(f)					47,600
2,000,000			Silverton Re, Ltd., Variable Rate Notes, 9/18/19 (144A) (d)(e)(f)					1,821,200
1,000,000	3.03		Skyline Re, Ltd., Floating Rate Note, 1/6/20 (Cat Bond) (144A)					993,000
3,000,000			St Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (d)(e)(f)					2,910,300
1,300,000			St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (d)(e)(f)					25,610
1,737,984			St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (d)(e)(f)					1,594,774
2,000,000			St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (d)(e)(f)					281,200
1,520,000			Sunningdale Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (d)(e)(f)					1,477,592
3,000,000	4.68	ZERO + 400 bps	Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)					3,014,400
2,700,000	3.50	ZERO + 350 bps	Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)					2,701,620
800,000	6.00	ZERO + 600 bps	Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)					799,360
4,000,000			Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (d)(e)(f)					170,400
4,000,000			Versutus, Variable Rate Notes, 11/30/21 (d)(e)(f)					3,960,800
1,750,000	2.01	T-BILL 3MO + 175 bps	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)					1,748,250
2,900,000	2.47	T-BILL 3MO + 215 bps	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)					2,922,620
1,000,000	3.15	T-BILL 3MO + 265 bps	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)					1,015,100
								$130,175,893
			Total Insurance					$199,698,714
			Real Estate - 1.5%
			Diversified REIT - 0.6%
2,175,000			Duke Realty LP, 3.625%, 4/15/23					$2,242,126
8,560,000			Duke Realty LP, 3.75%, 12/1/24					8,845,880
9,500,000			Essex Portfolio LP, 3.5%, 4/1/25					9,617,308
1,480,000			Essex Portfolio LP, 3.625%, 5/1/27					1,493,756
3,985,000			Ventas Realty LP, 3.125%, 6/15/23					3,999,974
								$26,199,044
			Office REIT - 0.5%
2,681,000			Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20					$2,707,589
2,768,000			Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23					2,877,322
1,350,000			Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27					1,378,060
3,415,000			Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22					3,644,056
2,032,000			Highwoods Realty LP, 3.2%, 6/15/21					2,059,322
3,390,000			Highwoods Realty LP, 3.625%, 1/15/23					3,439,187
7,325,000			Piedmont Operating Partnership LP, 3.4%, 6/1/23					7,254,188
								$23,359,724
			Health Care REIT - 0.2%
6,805,000			Healthcare Trust of America Holdings LP, 3.5%, 8/1/26					$6,659,186
4,675,000			Healthcare Trust of America Holdings LP, 3.75%, 7/1/27					4,662,501
								$11,321,687
			Residential REIT - 0.2%
10,450,000			UDR, Inc., 4.0%, 10/1/25					$10,883,246
			Total Real Estate					$71,763,701
			Software & Services - 0.9%
			IT Consulting & Other Services - 0.1%
3,045,000			j2 Cloud Services LLC, 6.0%, 7/15/25 (144A)					$3,185,831
			Data Processing & Outsourced Services - 0.2%
3,000,000			Cardtronics, Inc., 5.125%, 8/1/22					$3,097,500
4,540,000			Cardtronics, Inc., 5.5%, 5/1/25 (144A)					4,644,488
4,550,000			Visa, Inc., 2.2%, 12/14/20					4,596,455
								$12,338,443
			Application Software - 0.2%
8,560,000			Adobe Systems, Inc., 3.25%, 2/1/25					$8,797,440
			Systems Software - 0.4%
4,770,000			CA, Inc., 3.6%, 8/15/22					$4,889,163
5,225,000			Microsoft Corp., 2.0%, 8/8/23					5,119,115
10,600,000			Oracle Corp., 2.5%, 5/15/22					10,755,772
								$20,764,050
			Total Software & Services					$45,085,764
			Technology Hardware & Equipment - 0.5%
			Computer Hardware Storage & Peripherals - 0.1%
4,600,000			NCR Corp., 4.625%, 2/15/21					$4,680,500
			Electronic Components - 0.3%
8,412,000			Amphenol Corp., 3.125%, 9/15/21					$8,573,628
3,065,000			Amphenol Corp., 3.2%, 4/1/24					3,107,662
								$11,681,290
			Electronic Manufacturing Services - 0.1%
5,780,000			Flex, Ltd., 4.75%, 6/15/25					$6,247,273
			Total Technology Hardware & Equipment					$22,609,063
			Semiconductors & Semiconductor Equipment - 0.5%
			Semiconductors - 0.5%
10,545,000			Broadcom Corp., 3.625%, 1/15/24 (144A)					$10,833,691
12,050,000			Intel Corp., 4.8%, 10/1/41					14,031,483
								$24,865,174
			Total Semiconductors & Semiconductor Equipment					$24,865,174
			Telecommunication Services - 0.8%
			Integrated Telecommunication Services - 0.7%
10,000,000			AT&T, Inc., 5.15%, 2/14/50					$10,048,696
2,035,000			CenturyLink, Inc., 5.8%, 3/15/22					2,028,284
14,575,000			Deutsche Telekom International Finance BV, 3.6%, 1/19/27 (144A)					14,745,977
4,300,000			Frontier Communications Corp., 7.125%, 1/15/23					3,300,250
2,300,000			GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)					2,296,594
1,500,000			Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)					1,473,129
								$33,892,930
			Wireless Telecommunication Services - 0.1%
2,200,000			Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)					$2,330,400
1,625,000			Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)					1,736,288
1,800,000			SBA Tower Trust, 2.877%, 7/15/21 (144A)					1,823,760
								$5,890,448
			Total Telecommunication Services					$39,783,378
			Utilities - 3.7%
			Electric Utilities - 2.6%
3,504,000			AES Corp. Virginia, 5.125%, 9/1/27					$3,591,600
10,200,000			Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)					11,666,005
12,660,000			Duquesne Light Holdings, Inc., 3.616%, 8/1/27 (144A)					12,572,538
5,000,000			EDP Finance BV, 3.625%, 7/15/24 (144A)					5,041,050
4,250,000			Electricite de France SA, 6.0%, 1/22/14 (144A)					4,736,425
2,150,000	5.25	USSW10 + 370.9 bps	Electricite de France SA, Floating Rate Note (Perpetual) (144A)					2,231,292
2,800,000			Enel Finance International NV, 4.75%, 5/25/47 (144A)					2,963,533
2,320,000	8.13	USSW5 + 588 bps	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)					2,810,100
6,365,000			Exelon Corp., 2.85%, 6/15/20					6,491,534
436,033			FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)					450,204
4,655,000			Iberdrola International BV, 6.75%, 7/15/36					6,093,428
2,725,000			Indiana Michigan Power Co., 4.55%, 3/15/46					3,027,657
5,450,000			Israel Electric Corp, Ltd., 5.0%, 11/12/24					5,905,075
1,925,000			Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)					2,038,479
610,000			Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)					704,239
910,000			Nevada Power Co., 6.5%, 8/1/18					945,886
6,536,000			NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19					6,569,328
10,270,000			NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27					10,555,833
337,003			OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)					332,791
11,910,000			PPL Capital Funding, Inc., 3.1%, 5/15/26					11,713,346
2,690,000			Public Service Co. of New Mexico, 7.95%, 5/15/18					2,790,032
4,258,929			Southern California Edison Co., 1.845%, 2/1/22					4,214,262
5,720,000	6.25	US0003M + 419.9 bps	Southern California Edison Co., Floating Rate Note (Perpetual)					6,363,500
11,475,000			Southwestern Electric Power Co., 3.9%, 4/1/45					11,511,475
								$125,319,612
			Gas Utilities - 0.2%
2,215,000			AmeriGas Partners LP, 5.5%, 5/20/25					$2,275,912
3,060,000			Boston Gas Co., 3.15%, 8/1/27 (144A)					3,062,043
4,025,000			DCP Midstream Operating LP, 5.6%, 4/1/44					3,753,312
2,043,789			Nakilat, Inc., 6.267%, 12/31/33 (144A)					2,406,561
								$11,497,828
			Multi-Utilities - 0.6%
8,385,000			Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54					$9,331,074
6,728,000			Dominion Energy, Inc., 2.579%, 7/1/20					6,784,143
2,700,000			Dominion Energy, Inc., 2.75%, 1/15/22					2,725,119
5,055,000			New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)					5,102,744
137,401			Ormat Funding Corp., 8.25%, 12/30/20					151,484
2,153,571			San Diego Gas & Electric Co., 1.914%, 2/1/22					2,140,339
								$26,234,903
			Independent Power Producers & Energy Traders - 0.3%
468,266			Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)					$527,652
2,850,000			Calpine Corp., 5.25%, 6/1/26 (144A)					2,835,750
6,925,000			Calpine Corp., 5.75%, 1/15/25					6,535,469
942,269			Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)					972,473
4,035,000			NRG Energy, Inc., 6.625%, 3/15/23					4,171,181
182,000			NRG Energy, Inc., 7.875%, 5/15/21					187,232
								$15,229,757
			Total Utilities					$178,282,100
			TOTAL CORPORATE BONDS
			(Cost $1,721,711,562)					$1,767,258,983

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.1%
252,323			Fannie Mae, 2.5%, 1/1/43					$245,430
135,520			Fannie Mae, 2.5%, 1/1/46					131,275
278,730			Fannie Mae, 2.5%, 12/1/42					271,116
297,765			Fannie Mae, 2.5%, 12/1/42					289,632
239,599			Fannie Mae, 2.5%, 12/1/43					232,893
2,749,368			Fannie Mae, 2.5%, 2/1/43					2,674,269
101,480			Fannie Mae, 2.5%, 2/1/43					98,708
119,258			Fannie Mae, 2.5%, 2/1/43					115,560
370,938			Fannie Mae, 2.5%, 3/1/43					360,831
170,766			Fannie Mae, 2.5%, 3/1/44					166,108
126,797			Fannie Mae, 2.5%, 4/1/43					123,333
1,297,360			Fannie Mae, 2.5%, 4/1/45					1,256,689
787,040			Fannie Mae, 2.5%, 4/1/45					762,362
502,277			Fannie Mae, 2.5%, 4/1/45					486,532
1,614,297			Fannie Mae, 2.5%, 4/1/45					1,563,686
610,760			Fannie Mae, 2.5%, 4/1/45					591,607
319,116			Fannie Mae, 2.5%, 4/1/45					309,109
660,166			Fannie Mae, 2.5%, 4/1/45					639,467
74,431			Fannie Mae, 2.5%, 5/1/45					72,097
1,428,465			Fannie Mae, 2.5%, 7/1/30					1,443,266
1,429,064			Fannie Mae, 2.5%, 7/1/30					1,443,872
2,426,438			Fannie Mae, 2.5%, 7/1/30					2,451,571
89,018			Fannie Mae, 2.5%, 7/1/45					86,227
368,093			Fannie Mae, 2.5%, 8/1/43					358,039
283,952			Fannie Mae, 2.5%, 8/1/45					275,058
8,210,829			Fannie Mae, 3.0%, 1/1/47					8,270,114
3,325,224			Fannie Mae, 3.0%, 10/1/30					3,423,973
9,369,492			Fannie Mae, 3.0%, 10/1/46					9,406,894
9,527,603			Fannie Mae, 3.0%, 11/1/46					9,565,636
1,385,069			Fannie Mae, 3.0%, 12/1/42					1,397,266
2,628,425			Fannie Mae, 3.0%, 2/1/43					2,651,573
963,910			Fannie Mae, 3.0%, 3/1/45					969,439
2,825,193			Fannie Mae, 3.0%, 3/1/47					2,836,470
7,795,022			Fannie Mae, 3.0%, 5/1/30					8,026,188
7,304,872			Fannie Mae, 3.0%, 5/1/31					7,526,901
715,968			Fannie Mae, 3.0%, 5/1/43					722,273
9,862,828			Fannie Mae, 3.0%, 5/1/43					9,949,018
1,025,007			Fannie Mae, 3.0%, 5/1/46					1,031,643
700,909			Fannie Mae, 3.0%, 5/1/46					705,957
7,364,980			Fannie Mae, 3.0%, 6/1/45					7,413,837
2,235,538			Fannie Mae, 3.0%, 7/1/30					2,301,916
682,003			Fannie Mae, 3.0%, 7/1/43					687,890
17,640,514			Fannie Mae, 3.0%, 8/1/42					17,795,849
1,671,923			Fannie Mae, 3.0%, 8/1/43					1,686,300
3,916,111			Fannie Mae, 3.0%, 9/1/28					4,039,700
4,263,113			Fannie Mae, 3.0%, 9/1/42					4,300,653
4,718,945			Fannie Mae, 3.0%, 9/1/43					4,759,290
5,018,072			Fannie Mae, 3.0%, 9/1/46					5,038,103
7,825,171			Fannie Mae, 3.5%, 1/1/46					8,072,842
6,228,891			Fannie Mae, 3.5%, 1/1/46					6,426,039
2,719,112			Fannie Mae, 3.5%, 1/1/47					2,805,173
11,744,035			Fannie Mae, 3.5%, 1/1/47					12,153,703
5,157,215			Fannie Mae, 3.5%, 1/1/47					5,320,444
7,320,155			Fannie Mae, 3.5%, 1/1/47					7,592,864
597,389			Fannie Mae, 3.5%, 10/1/41					620,890
1,669,873			Fannie Mae, 3.5%, 10/1/45					1,727,851
613,191			Fannie Mae, 3.5%, 10/1/46					634,597
1,049,038			Fannie Mae, 3.5%, 10/1/46					1,082,241
1,172,646			Fannie Mae, 3.5%, 11/1/40					1,215,790
246,649			Fannie Mae, 3.5%, 11/1/42					255,897
13,040,937			Fannie Mae, 3.5%, 11/1/45					13,552,770
1,153,325			Fannie Mae, 3.5%, 11/1/46					1,189,829
1,133,193			Fannie Mae, 3.5%, 12/1/26					1,180,310
644,096			Fannie Mae, 3.5%, 12/1/42					668,236
565,550			Fannie Mae, 3.5%, 12/1/42					586,751
2,901,479			Fannie Mae, 3.5%, 12/1/45					2,993,312
2,617,191			Fannie Mae, 3.5%, 12/1/45					2,700,026
5,261,650			Fannie Mae, 3.5%, 12/1/45					5,428,184
4,838,762			Fannie Mae, 3.5%, 12/1/46					4,991,912
2,134,378			Fannie Mae, 3.5%, 2/1/29					2,224,205
5,703,180			Fannie Mae, 3.5%, 2/1/44					5,884,621
6,130,084			Fannie Mae, 3.5%, 2/1/45					6,359,199
5,522,148			Fannie Mae, 3.5%, 2/1/46					5,696,927
3,343,844			Fannie Mae, 3.5%, 2/1/46					3,449,679
6,149,085			Fannie Mae, 3.5%, 2/1/47					6,343,707
2,202,201			Fannie Mae, 3.5%, 3/1/46					2,271,902
819,752			Fannie Mae, 3.5%, 4/1/26					853,878
1,837,866			Fannie Mae, 3.5%, 4/1/45					1,903,792
4,470,132			Fannie Mae, 3.5%, 4/1/46					4,611,614
2,764,779			Fannie Mae, 3.5%, 5/1/46					2,867,802
8,520,910			Fannie Mae, 3.5%, 5/1/47					8,790,602
8,004,586			Fannie Mae, 3.5%, 5/1/47					8,257,936
3,019,240			Fannie Mae, 3.5%, 6/1/28					3,146,822
531,105			Fannie Mae, 3.5%, 6/1/42					550,804
7,145,536			Fannie Mae, 3.5%, 6/1/45					7,393,730
3,075,434			Fannie Mae, 3.5%, 7/1/42					3,183,460
343,982			Fannie Mae, 3.5%, 7/1/47					354,870
8,600,283			Fannie Mae, 3.5%, 7/1/47					8,872,487
12,200,901			Fannie Mae, 3.5%, 7/1/47					12,587,066
3,015,989			Fannie Mae, 3.5%, 7/1/47					3,111,446
3,261,083			Fannie Mae, 3.5%, 8/1/42					3,374,464
8,724,766			Fannie Mae, 3.5%, 8/1/45					9,067,191
2,910,947			Fannie Mae, 3.5%, 8/1/45					3,003,081
1,538,303			Fannie Mae, 3.5%, 8/1/47					1,586,992
19,456,920			Fannie Mae, 3.5%, 8/1/47					20,072,743
464,897			Fannie Mae, 3.5%, 9/1/26					485,614
3,023,978			Fannie Mae, 3.5%, 9/1/44					3,119,689
6,579,462			Fannie Mae, 3.5%, 9/1/45					6,836,540
8,228,871			Fannie Mae, 3.5%, 9/1/45					8,489,319
9,472,075			Fannie Mae, 3.5%, 9/1/46					9,771,871
1,093,058			Fannie Mae, 3.763%, 12/1/20					1,142,031
3,261,723			Fannie Mae, 4.0%, 1/1/42					3,448,858
412,638			Fannie Mae, 4.0%, 1/1/42					436,356
123,842			Fannie Mae, 4.0%, 1/1/44					130,546
219,858			Fannie Mae, 4.0%, 1/1/45					231,673
407,416			Fannie Mae, 4.0%, 1/1/45					429,369
84,610			Fannie Mae, 4.0%, 1/1/45					89,163
2,687,085			Fannie Mae, 4.0%, 1/1/46					2,829,940
14,231,810			Fannie Mae, 4.0%, 1/1/47					15,000,040
7,194,072			Fannie Mae, 4.0%, 10/1/40					7,720,078
1,647,926			Fannie Mae, 4.0%, 10/1/41					1,745,467
1,553,517			Fannie Mae, 4.0%, 10/1/42					1,642,812
11,401,556			Fannie Mae, 4.0%, 10/1/43					12,096,268
1,796,015			Fannie Mae, 4.0%, 10/1/44					1,893,344
5,040,535			Fannie Mae, 4.0%, 10/1/45					5,308,507
3,338,291			Fannie Mae, 4.0%, 10/1/45					3,516,609
8,000,000			Fannie Mae, 4.0%, 10/12/17					8,423,125
3,687,168			Fannie Mae, 4.0%, 11/1/43					3,928,158
103,002			Fannie Mae, 4.0%, 11/1/44					108,569
5,749,732			Fannie Mae, 4.0%, 11/1/44					6,059,582
137,122			Fannie Mae, 4.0%, 11/1/44					144,506
268,496			Fannie Mae, 4.0%, 11/1/44					282,938
4,131,441			Fannie Mae, 4.0%, 11/1/45					4,351,083
9,177,160			Fannie Mae, 4.0%, 11/1/45					9,774,475
102,305			Fannie Mae, 4.0%, 11/1/45					107,744
1,656,236			Fannie Mae, 4.0%, 11/1/46					1,744,836
1,307,250			Fannie Mae, 4.0%, 12/1/40					1,402,849
1,259,950			Fannie Mae, 4.0%, 12/1/41					1,332,296
4,453,760			Fannie Mae, 4.0%, 12/1/43					4,739,565
517,085			Fannie Mae, 4.0%, 12/1/44					544,992
52,639			Fannie Mae, 4.0%, 12/1/44					55,471
6,583,780			Fannie Mae, 4.0%, 12/1/45					6,934,770
6,651,116			Fannie Mae, 4.0%, 2/1/42					7,031,707
2,473,221			Fannie Mae, 4.0%, 2/1/42					2,614,717
5,965,083			Fannie Mae, 4.0%, 2/1/44					6,288,096
445,676			Fannie Mae, 4.0%, 2/1/45					469,756
211,216			Fannie Mae, 4.0%, 2/1/45					222,724
50,872			Fannie Mae, 4.0%, 2/1/45					53,606
6,977,453			Fannie Mae, 4.0%, 2/1/46					7,355,845
615,266			Fannie Mae, 4.0%, 2/1/47					653,155
1,218,866			Fannie Mae, 4.0%, 3/1/42					1,294,022
4,930,733			Fannie Mae, 4.0%, 3/1/45					5,194,248
314,466			Fannie Mae, 4.0%, 4/1/25					330,544
2,812,486			Fannie Mae, 4.0%, 4/1/39					2,977,391
1,171,242			Fannie Mae, 4.0%, 4/1/41					1,238,387
792,008			Fannie Mae, 4.0%, 4/1/41					844,105
2,788,305			Fannie Mae, 4.0%, 4/1/42					2,948,434
230,162			Fannie Mae, 4.0%, 4/1/42					242,689
693,980			Fannie Mae, 4.0%, 4/1/42					733,732
1,820,916			Fannie Mae, 4.0%, 4/1/46					1,918,184
3,466,221			Fannie Mae, 4.0%, 4/1/47					3,671,243
3,474,499			Fannie Mae, 4.0%, 4/1/47					3,660,002
5,438,436			Fannie Mae, 4.0%, 4/1/47					5,760,117
967,414			Fannie Mae, 4.0%, 5/1/41					1,022,852
405,813			Fannie Mae, 4.0%, 6/1/42					427,946
145,980			Fannie Mae, 4.0%, 6/1/42					154,371
125,434			Fannie Mae, 4.0%, 6/1/44					132,207
90,170			Fannie Mae, 4.0%, 6/1/44					95,029
6,435,326			Fannie Mae, 4.0%, 6/1/46					6,778,517
2,165,711			Fannie Mae, 4.0%, 6/1/47					2,294,012
583,601			Fannie Mae, 4.0%, 6/1/47					618,175
3,452,785			Fannie Mae, 4.0%, 6/1/47					3,637,131
5,351,870			Fannie Mae, 4.0%, 6/1/47					5,637,610
9,308,289			Fannie Mae, 4.0%, 6/1/47					9,805,265
3,598			Fannie Mae, 4.0%, 7/1/18					3,720
3,814,320			Fannie Mae, 4.0%, 7/1/42					4,063,537
165,374			Fannie Mae, 4.0%, 7/1/42					174,880
5,766,904			Fannie Mae, 4.0%, 7/1/44					6,078,152
343,529			Fannie Mae, 4.0%, 7/1/44					362,059
6,627,196			Fannie Mae, 4.0%, 7/1/46					6,981,100
9,087,054			Fannie Mae, 4.0%, 7/1/46					9,571,744
3,446,119			Fannie Mae, 4.0%, 7/1/47					3,630,106
2,983,819			Fannie Mae, 4.0%, 7/1/47					3,160,589
8,370,769			Fannie Mae, 4.0%, 8/1/42					8,851,274
5,187,296			Fannie Mae, 4.0%, 8/1/43					5,472,198
259,684			Fannie Mae, 4.0%, 8/1/44					273,704
1,460,131			Fannie Mae, 4.0%, 8/1/44					1,538,720
4,558,288			Fannie Mae, 4.0%, 8/1/44					4,804,118
248,188			Fannie Mae, 4.0%, 8/1/44					261,549
3,472,164			Fannie Mae, 4.0%, 8/1/45					3,686,749
5,343,015			Fannie Mae, 4.0%, 8/1/46					5,628,500
6,732,822			Fannie Mae, 4.0%, 8/1/46					7,092,489
3,165,677			Fannie Mae, 4.0%, 8/1/47					3,334,694
5,611,556			Fannie Mae, 4.0%, 8/1/47					5,911,162
28,467			Fannie Mae, 4.0%, 9/1/20					29,435
6,115,018			Fannie Mae, 4.0%, 9/1/43					6,454,881
456,650			Fannie Mae, 4.0%, 9/1/44					481,285
43,737			Fannie Mae, 4.0%, 9/1/44					46,099
7,670,192			Fannie Mae, 4.0%, 9/1/44					8,142,901
392,354			Fannie Mae, 4.0%, 9/1/44					413,484
5,487,364			Fannie Mae, 4.5%, 1/1/42					5,940,249
4,201,734			Fannie Mae, 4.5%, 1/1/42					4,548,751
5,825,682			Fannie Mae, 4.5%, 1/1/44					6,263,431
714,880			Fannie Mae, 4.5%, 1/1/47					768,501
218,126			Fannie Mae, 4.5%, 10/1/35					234,948
11,513			Fannie Mae, 4.5%, 11/1/20					11,777
159,706			Fannie Mae, 4.5%, 11/1/20					164,461
1,849,544			Fannie Mae, 4.5%, 11/1/40					2,002,497
638,068			Fannie Mae, 4.5%, 11/1/43					686,041
179,803			Fannie Mae, 4.5%, 12/1/40					195,043
7,830,232			Fannie Mae, 4.5%, 12/1/43					8,420,902
5,391,513			Fannie Mae, 4.5%, 12/1/43					5,795,220
3,454,774			Fannie Mae, 4.5%, 12/1/43					3,771,997
685,092			Fannie Mae, 4.5%, 2/1/41					741,578
3,853,654			Fannie Mae, 4.5%, 2/1/44					4,142,492
3,210,788			Fannie Mae, 4.5%, 2/1/44					3,451,021
4,033,744			Fannie Mae, 4.5%, 2/1/47					4,331,561
569,505			Fannie Mae, 4.5%, 2/1/47					611,695
1,641,753			Fannie Mae, 4.5%, 4/1/41					1,777,032
3,644,240			Fannie Mae, 4.5%, 5/1/41					3,976,251
2,165,636			Fannie Mae, 4.5%, 5/1/41					2,338,915
2,999,183			Fannie Mae, 4.5%, 5/1/41					3,247,280
85,843			Fannie Mae, 4.5%, 5/1/41					92,901
6,652,475			Fannie Mae, 4.5%, 5/1/46					7,143,663
1,070,096			Fannie Mae, 4.5%, 7/1/41					1,156,419
1,459,245			Fannie Mae, 4.5%, 7/1/41					1,575,925
1,265,518			Fannie Mae, 4.5%, 7/1/41					1,373,323
506,111			Fannie Mae, 4.5%, 8/1/40					547,837
918,008			Fannie Mae, 4.5%, 8/1/40					993,646
88,909			Fannie Mae, 5.0%, 1/1/20					90,963
36,194			Fannie Mae, 5.0%, 1/1/20					37,064
139,692			Fannie Mae, 5.0%, 10/1/20					144,177
175,335			Fannie Mae, 5.0%, 10/1/34					188,533
12,448			Fannie Mae, 5.0%, 2/1/20					12,736
8,745			Fannie Mae, 5.0%, 2/1/22					9,203
114,165			Fannie Mae, 5.0%, 2/1/22					117,059
780,544			Fannie Mae, 5.0%, 2/1/39					859,992
2,896,105			Fannie Mae, 5.0%, 2/1/41					3,163,408
11,537,463			Fannie Mae, 5.0%, 2/1/45					12,614,393
64,687			Fannie Mae, 5.0%, 3/1/23					67,906
261,471			Fannie Mae, 5.0%, 5/1/23					273,668
663,153			Fannie Mae, 5.0%, 6/1/40					724,443
588,588			Fannie Mae, 5.0%, 6/1/40					643,533
153,242			Fannie Mae, 5.0%, 7/1/34					164,067
679,280			Fannie Mae, 5.0%, 7/1/40					741,986
1,003,528			Fannie Mae, 5.0%, 7/1/40					1,096,309
457,648			Fannie Mae, 5.0%, 7/1/40					499,897
12,318			Fannie Mae, 5.0%, 8/1/18					12,603
2,024			Fannie Mae, 5.5%, 12/1/17					2,024
302,856			Fannie Mae, 5.5%, 3/1/36					338,930
157,910			Fannie Mae, 5.5%, 5/1/36					176,177
18,494			Fannie Mae, 5.5%, 6/1/33					20,705
166,635			Fannie Mae, 5.5%, 6/1/36					186,338
82,795			Fannie Mae, 5.5%, 7/1/33					92,685
550,551			Fannie Mae, 5.5%, 7/1/34					617,201
104,172			Fannie Mae, 5.5%, 9/1/19					106,187
52,629			Fannie Mae, 5.72%, 11/1/28					54,122
33,757			Fannie Mae, 5.72%, 6/1/29					34,171
25,209			Fannie Mae, 5.9%, 11/1/27					25,323
78,178			Fannie Mae, 5.9%, 4/1/28					81,422
3,541			Fannie Mae, 6.0%, 1/1/32					4,021
47,217			Fannie Mae, 6.0%, 10/1/32					53,816
11,357			Fannie Mae, 6.0%, 10/1/34					12,908
85,402			Fannie Mae, 6.0%, 10/1/35					96,070
27,908			Fannie Mae, 6.0%, 11/1/33					31,875
10,591			Fannie Mae, 6.0%, 11/1/34					12,107
244,101			Fannie Mae, 6.0%, 11/1/34					278,493
195,764			Fannie Mae, 6.0%, 12/1/35					223,580
24,139			Fannie Mae, 6.0%, 12/1/37					27,380
15,603			Fannie Mae, 6.0%, 2/1/32					17,765
6,416			Fannie Mae, 6.0%, 2/1/33					7,217
3,738			Fannie Mae, 6.0%, 2/1/35					4,262
9,280			Fannie Mae, 6.0%, 2/1/35					10,603
5,319			Fannie Mae, 6.0%, 3/1/32					6,045
68,047			Fannie Mae, 6.0%, 3/1/33					77,506
65,561			Fannie Mae, 6.0%, 4/1/33					73,744
166,496			Fannie Mae, 6.0%, 4/1/35					190,430
20,345			Fannie Mae, 6.0%, 5/1/35					22,884
280,742			Fannie Mae, 6.0%, 6/1/38					318,567
138,564			Fannie Mae, 6.0%, 7/1/33					156,509
234,812			Fannie Mae, 6.0%, 7/1/33					264,118
42,243			Fannie Mae, 6.0%, 7/1/38					47,598
3,395			Fannie Mae, 6.0%, 8/1/32					3,861
117,951			Fannie Mae, 6.0%, 8/1/34					135,000
880			Fannie Mae, 6.0%, 9/1/29					1,000
414			Fannie Mae, 6.0%, 9/1/32					471
24,779			Fannie Mae, 6.0%, 9/1/34					28,236
42,174			Fannie Mae, 6.0%, 9/1/34					48,168
91,215			Fannie Mae, 6.0%, 9/1/34					102,637
6,593			Fannie Mae, 6.0%, 9/1/34					7,474
2,164			Fannie Mae, 6.5%, 1/1/31					2,398
3,448			Fannie Mae, 6.5%, 10/1/31					3,821
69,416			Fannie Mae, 6.5%, 10/1/32					76,922
113,170			Fannie Mae, 6.5%, 11/1/37					128,808
29,909			Fannie Mae, 6.5%, 11/1/47					32,232
124,340			Fannie Mae, 6.5%, 12/1/31					137,785
4,595			Fannie Mae, 6.5%, 2/1/32					5,092
56,976			Fannie Mae, 6.5%, 3/1/32					63,137
1,948			Fannie Mae, 6.5%, 4/1/31					2,159
3,874			Fannie Mae, 6.5%, 5/1/31					4,292
68,346			Fannie Mae, 6.5%, 6/1/31					75,737
6,688			Fannie Mae, 6.5%, 7/1/29					7,411
100,139			Fannie Mae, 6.5%, 7/1/32					112,515
28,508			Fannie Mae, 6.5%, 7/1/34					31,591
8,544			Fannie Mae, 6.5%, 8/1/31					9,468
6,249			Fannie Mae, 6.5%, 9/1/31					6,962
3,799			Fannie Mae, 6.5%, 9/1/31					4,210
16,053			Fannie Mae, 7.0%, 1/1/32					18,524
667			Fannie Mae, 7.0%, 12/1/30					701
6,735			Fannie Mae, 7.0%, 12/1/30					7,480
23,900			Fannie Mae, 7.0%, 12/1/31					25,275
7,349			Fannie Mae, 7.0%, 4/1/31					8,648
8,736			Fannie Mae, 7.0%, 9/1/31					10,021
327,984			Federal Home Loan Mortgage Corp., 2.5%, 1/1/30					330,920
181,068			Federal Home Loan Mortgage Corp., 2.5%, 4/1/30					182,509
2,994,564			Federal Home Loan Mortgage Corp., 3.0%, 10/1/29					3,079,896
1,324,276			Federal Home Loan Mortgage Corp., 3.0%, 11/1/30					1,363,234
7,073,151			Federal Home Loan Mortgage Corp., 3.0%, 11/1/42					7,138,210
1,347,426			Federal Home Loan Mortgage Corp., 3.0%, 12/1/46					1,356,119
2,230,012			Federal Home Loan Mortgage Corp., 3.0%, 12/1/46					2,240,438
809,639			Federal Home Loan Mortgage Corp., 3.0%, 2/1/43					816,905
2,052,591			Federal Home Loan Mortgage Corp., 3.0%, 2/1/43					2,072,238
6,086,836			Federal Home Loan Mortgage Corp., 3.0%, 2/1/47					6,115,293
832,086			Federal Home Loan Mortgage Corp., 3.0%, 3/1/47					835,976
2,452,168			Federal Home Loan Mortgage Corp., 3.0%, 5/1/43					2,475,112
1,749,922			Federal Home Loan Mortgage Corp., 3.0%, 5/1/45					1,759,832
5,207,893			Federal Home Loan Mortgage Corp., 3.0%, 6/1/46					5,247,344
368,880			Federal Home Loan Mortgage Corp., 3.0%, 7/1/47					370,604
3,086,204			Federal Home Loan Mortgage Corp., 3.0%, 8/1/29					3,179,093
1,341,940			Federal Home Loan Mortgage Corp., 3.0%, 8/1/45					1,347,941
1,063,506			Federal Home Loan Mortgage Corp., 3.0%, 9/1/42					1,073,245
4,238,685			Federal Home Loan Mortgage Corp., 3.0%, 9/1/46					4,258,484
2,441,502			Federal Home Loan Mortgage Corp., 3.5%, 1/1/47					2,520,093
2,556,493			Federal Home Loan Mortgage Corp., 3.5%, 10/1/44					2,641,599
7,899,682			Federal Home Loan Mortgage Corp., 3.5%, 10/1/45					8,153,969
6,979,706			Federal Home Loan Mortgage Corp., 3.5%, 10/1/45					7,248,784
1,632,903			Federal Home Loan Mortgage Corp., 3.5%, 11/1/28					1,718,355
123,149			Federal Home Loan Mortgage Corp., 3.5%, 11/1/44					127,113
8,070,868			Federal Home Loan Mortgage Corp., 3.5%, 11/1/45					8,349,626
6,805,843			Federal Home Loan Mortgage Corp., 3.5%, 12/1/44					7,024,920
3,905,761			Federal Home Loan Mortgage Corp., 3.5%, 12/1/46					4,031,486
11,581,982			Federal Home Loan Mortgage Corp., 3.5%, 12/1/46					12,024,908
287,061			Federal Home Loan Mortgage Corp., 3.5%, 3/1/26					300,106
3,331,545			Federal Home Loan Mortgage Corp., 3.5%, 3/1/45					3,438,786
4,188,880			Federal Home Loan Mortgage Corp., 3.5%, 3/1/46					4,323,718
1,687,343			Federal Home Loan Mortgage Corp., 3.5%, 4/1/42					1,748,981
825,797			Federal Home Loan Mortgage Corp., 3.5%, 4/1/45					852,380
6,933,400			Federal Home Loan Mortgage Corp., 3.5%, 5/1/46					7,156,583
8,091,039			Federal Home Loan Mortgage Corp., 3.5%, 6/1/45					8,402,951
724,328			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47					750,745
1,965,880			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47					2,029,161
4,181,126			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47					4,315,715
7,345,669			Federal Home Loan Mortgage Corp., 3.5%, 7/1/44					7,598,780
227,564			Federal Home Loan Mortgage Corp., 3.5%, 7/1/45					236,468
7,031,300			Federal Home Loan Mortgage Corp., 3.5%, 7/1/46					7,316,300
9,697,188			Federal Home Loan Mortgage Corp., 3.5%, 7/1/47					10,009,336
2,926,733			Federal Home Loan Mortgage Corp., 3.5%, 8/1/43					3,033,388
839,668			Federal Home Loan Mortgage Corp., 3.5%, 8/1/44					868,284
10,484,414			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46					10,864,570
9,981,546			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46					10,363,248
12,240,057			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46					12,686,635
8,929,987			Federal Home Loan Mortgage Corp., 3.5%, 8/1/47					9,217,439
624,326			Federal Home Loan Mortgage Corp., 3.5%, 9/1/44					648,358
1,767,402			Federal Home Loan Mortgage Corp., 4.0%, 1/1/44					1,863,608
1,823,921			Federal Home Loan Mortgage Corp., 4.0%, 1/1/46					1,921,033
4,992,290			Federal Home Loan Mortgage Corp., 4.0%, 10/1/42					5,276,728
165,050			Federal Home Loan Mortgage Corp., 4.0%, 10/1/46					173,838
10,319,842			Federal Home Loan Mortgage Corp., 4.0%, 11/1/41					11,084,226
104,723			Federal Home Loan Mortgage Corp., 4.0%, 11/1/42					110,711
1,610,123			Federal Home Loan Mortgage Corp., 4.0%, 12/1/44					1,695,852
5,645,282			Federal Home Loan Mortgage Corp., 4.0%, 12/1/45					5,945,856
564,260			Federal Home Loan Mortgage Corp., 4.0%, 2/1/44					599,008
1,304,542			Federal Home Loan Mortgage Corp., 4.0%, 3/1/47					1,374,201
1,465,772			Federal Home Loan Mortgage Corp., 4.0%, 4/1/45					1,543,815
11,783,608			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47					12,411,007
7,657,865			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47					8,104,858
3,748,300			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47					3,967,922
7,395,224			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47					7,790,090
2,365,057			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47					2,503,634
5,168,476			Federal Home Loan Mortgage Corp., 4.0%, 5/1/44					5,444,579
600,243			Federal Home Loan Mortgage Corp., 4.0%, 5/1/46					632,201
281,874			Federal Home Loan Mortgage Corp., 4.0%, 5/1/46					296,882
12,879,453			Federal Home Loan Mortgage Corp., 4.0%, 5/1/47					13,565,198
328,201			Federal Home Loan Mortgage Corp., 4.0%, 6/1/42					346,917
4,797,693			Federal Home Loan Mortgage Corp., 4.0%, 6/1/44					5,053,715
4,606,615			Federal Home Loan Mortgage Corp., 4.0%, 6/1/46					4,851,886
1,651,490			Federal Home Loan Mortgage Corp., 4.0%, 6/1/47					1,739,421
130,361			Federal Home Loan Mortgage Corp., 4.0%, 7/1/42					137,815
6,939,505			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44					7,309,448
1,846,636			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44					1,960,349
1,521,450			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44					1,615,135
1,098,112			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44					1,165,677
6,210,282			Federal Home Loan Mortgage Corp., 4.0%, 7/1/46					6,540,938
3,305,244			Federal Home Loan Mortgage Corp., 4.0%, 7/1/47					3,481,227
6,046,538			Federal Home Loan Mortgage Corp., 4.0%, 8/1/46					6,368,476
2,786,137			Federal Home Loan Mortgage Corp., 4.0%, 9/1/44					2,934,480
6,766,469			Federal Home Loan Mortgage Corp., 4.0%, 9/1/44					7,183,152
150,511			Federal Home Loan Mortgage Corp., 4.5%, 10/1/20					155,425
2,900,399			Federal Home Loan Mortgage Corp., 4.5%, 11/1/40					3,121,481
169,047			Federal Home Loan Mortgage Corp., 4.5%, 11/1/43					181,256
57,510			Federal Home Loan Mortgage Corp., 4.5%, 3/1/20					58,797
4,156,567			Federal Home Loan Mortgage Corp., 4.5%, 3/1/42					4,473,272
1,757,835			Federal Home Loan Mortgage Corp., 4.5%, 3/1/42					1,891,088
7,758,982			Federal Home Loan Mortgage Corp., 4.5%, 5/1/47					8,319,218
379,789			Federal Home Loan Mortgage Corp., 5.0%, 10/1/20					393,521
308,108			Federal Home Loan Mortgage Corp., 5.0%, 10/1/38					337,769
11,100			Federal Home Loan Mortgage Corp., 5.0%, 11/1/34					12,181
12,236			Federal Home Loan Mortgage Corp., 5.0%, 12/1/21					12,726
162,457			Federal Home Loan Mortgage Corp., 5.0%, 6/1/35					176,426
318,324			Federal Home Loan Mortgage Corp., 5.0%, 9/1/38					349,037
9,738			Federal Home Loan Mortgage Corp., 5.5%, 1/1/34					10,875
10,266			Federal Home Loan Mortgage Corp., 5.5%, 11/1/34					11,305
97,079			Federal Home Loan Mortgage Corp., 5.5%, 11/1/34					108,834
19,263			Federal Home Loan Mortgage Corp., 5.5%, 11/1/35					21,307
48,996			Federal Home Loan Mortgage Corp., 5.5%, 12/1/18					49,547
1,082,136			Federal Home Loan Mortgage Corp., 5.5%, 6/1/41					1,205,957
93,633			Federal Home Loan Mortgage Corp., 5.5%, 8/1/35					103,521
198,480			Federal Home Loan Mortgage Corp., 5.5%, 9/1/33					221,845
79,822			Federal Home Loan Mortgage Corp., 6.0%, 1/1/33					90,120
46,282			Federal Home Loan Mortgage Corp., 6.0%, 1/1/33					52,064
35,265			Federal Home Loan Mortgage Corp., 6.0%, 1/1/34					39,671
27,799			Federal Home Loan Mortgage Corp., 6.0%, 1/1/34					31,574
67,690			Federal Home Loan Mortgage Corp., 6.0%, 1/1/38					76,370
15,758			Federal Home Loan Mortgage Corp., 6.0%, 11/1/33					17,948
33,102			Federal Home Loan Mortgage Corp., 6.0%, 11/1/33					37,349
113,001			Federal Home Loan Mortgage Corp., 6.0%, 12/1/33					127,120
118,691			Federal Home Loan Mortgage Corp., 6.0%, 12/1/33					133,520
8,819			Federal Home Loan Mortgage Corp., 6.0%, 12/1/33					9,921
33,778			Federal Home Loan Mortgage Corp., 6.0%, 12/1/36					38,308
4,547			Federal Home Loan Mortgage Corp., 6.0%, 2/1/33					5,180
46,244			Federal Home Loan Mortgage Corp., 6.0%, 2/1/33					52,744
141,946			Federal Home Loan Mortgage Corp., 6.0%, 3/1/33					161,679
35,857			Federal Home Loan Mortgage Corp., 6.0%, 3/1/33					40,337
33,320			Federal Home Loan Mortgage Corp., 6.0%, 4/1/35					37,483
122,710			Federal Home Loan Mortgage Corp., 6.0%, 4/1/36					138,334
140,483			Federal Home Loan Mortgage Corp., 6.0%, 5/1/34					158,363
391,762			Federal Home Loan Mortgage Corp., 6.0%, 5/1/34					444,252
46,944			Federal Home Loan Mortgage Corp., 6.0%, 6/1/35					52,810
107,124			Federal Home Loan Mortgage Corp., 6.0%, 6/1/35					120,509
33,578			Federal Home Loan Mortgage Corp., 6.0%, 7/1/36					37,773
11,369			Federal Home Loan Mortgage Corp., 6.0%, 7/1/36					12,886
97,852			Federal Home Loan Mortgage Corp., 6.0%, 7/1/38					110,826
2,499			Federal Home Loan Mortgage Corp., 6.0%, 8/1/18					2,811
92,909			Federal Home Loan Mortgage Corp., 6.0%, 8/1/34					105,320
97,031			Federal Home Loan Mortgage Corp., 6.0%, 9/1/33					110,208
155			Federal Home Loan Mortgage Corp., 6.5%, 1/1/31					172
221			Federal Home Loan Mortgage Corp., 6.5%, 1/1/33					245
37,755			Federal Home Loan Mortgage Corp., 6.5%, 10/1/33					43,857
323			Federal Home Loan Mortgage Corp., 6.5%, 11/1/30					358
3,351			Federal Home Loan Mortgage Corp., 6.5%, 2/1/33					3,717
471			Federal Home Loan Mortgage Corp., 6.5%, 3/1/31					522
5,017			Federal Home Loan Mortgage Corp., 6.5%, 3/1/31					5,561
6,743			Federal Home Loan Mortgage Corp., 6.5%, 5/1/31					7,489
5,109			Federal Home Loan Mortgage Corp., 6.5%, 5/1/31					5,663
177			Federal Home Loan Mortgage Corp., 6.5%, 6/1/32					196
9,838			Federal Home Loan Mortgage Corp., 6.5%, 7/1/32					11,097
635			Federal Home Loan Mortgage Corp., 6.5%, 8/1/31					709
3,933			Federal Home Loan Mortgage Corp., 6.5%, 8/1/31					4,359
73,991			Federal Home Loan Mortgage Corp., 7.0%, 10/1/46					80,191
2,484			Federal Home Loan Mortgage Corp., 7.0%, 11/1/30					2,854
2,814			Federal Home Loan Mortgage Corp., 7.0%, 6/1/31					2,821
10,792			Federal Home Loan Mortgage Corp., 7.0%, 8/1/22					10,820
79,536			Federal Home Loan Mortgage Corp., 7.0%, 9/1/22					84,034
234,350			Federal National Mortgage Association, 2.5%, 4/1/45					227,003
415,909			Federal National Mortgage Association, 3.0%, 12/1/21					427,617
1,420,975			Federal National Mortgage Association, 3.0%, 4/1/31					1,460,974
6,982,307			Federal National Mortgage Association, 3.5%, 7/1/46					7,203,301
5,744,772			Federal National Mortgage Association, 4.0%, 10/1/45					6,050,980
289,825			Federal National Mortgage Association, 4.0%, 11/1/34					307,990
749,544			Federal National Mortgage Association, 5.0%, 8/1/40					818,258
810,372			Government National Mortgage Association I, 3.5%, 1/15/44					845,557
11,552,370			Government National Mortgage Association I, 3.5%, 1/15/45					12,032,848
1,589,439			Government National Mortgage Association I, 3.5%, 10/15/42					1,661,721
9,179,146			Government National Mortgage Association I, 3.5%, 11/15/41					9,578,632
7,458,750			Government National Mortgage Association I, 3.5%, 7/15/42					7,768,968
2,868,055			Government National Mortgage Association I, 3.5%, 8/15/46					2,987,341
21,745			Government National Mortgage Association I, 4.0%, 1/15/41					23,026
73,455			Government National Mortgage Association I, 4.0%, 1/15/41					77,825
1,141,719			Government National Mortgage Association I, 4.0%, 1/15/45					1,204,566
486,342			Government National Mortgage Association I, 4.0%, 1/15/45					515,896
1,350,788			Government National Mortgage Association I, 4.0%, 1/15/45					1,425,143
2,188,942			Government National Mortgage Association I, 4.0%, 1/15/45					2,309,434
6,709			Government National Mortgage Association I, 4.0%, 10/15/40					7,109
6,927			Government National Mortgage Association I, 4.0%, 10/15/41					7,323
5,536			Government National Mortgage Association I, 4.0%, 10/15/41					5,840
140,465			Government National Mortgage Association I, 4.0%, 10/15/44					148,197
11,686			Government National Mortgage Association I, 4.0%, 11/15/40					12,330
36,987			Government National Mortgage Association I, 4.0%, 11/15/40					39,121
5,177			Government National Mortgage Association I, 4.0%, 11/15/41					5,474
3,487			Government National Mortgage Association I, 4.0%, 11/15/41					3,679
25,733			Government National Mortgage Association I, 4.0%, 11/15/43					27,234
515,024			Government National Mortgage Association I, 4.0%, 11/15/44					543,374
6,725			Government National Mortgage Association I, 4.0%, 12/15/41					7,128
2,295,093			Government National Mortgage Association I, 4.0%, 12/15/44					2,421,429
9,599			Government National Mortgage Association I, 4.0%, 2/15/41					10,176
26,045			Government National Mortgage Association I, 4.0%, 2/15/42					27,527
214,546			Government National Mortgage Association I, 4.0%, 2/15/42					226,356
1,575,084			Government National Mortgage Association I, 4.0%, 2/15/45					1,661,785
1,295,742			Government National Mortgage Association I, 4.0%, 2/15/45					1,367,068
1,028,565			Government National Mortgage Association I, 4.0%, 3/15/44					1,085,183
4,290,378			Government National Mortgage Association I, 4.0%, 3/15/44					4,526,545
248,969			Government National Mortgage Association I, 4.0%, 3/15/44					262,674
13,203			Government National Mortgage Association I, 4.0%, 3/15/44					13,930
160,401			Government National Mortgage Association I, 4.0%, 3/15/45					169,231
2,315,293			Government National Mortgage Association I, 4.0%, 3/15/45					2,442,740
2,657,330			Government National Mortgage Association I, 4.0%, 4/15/44					2,803,605
9,506			Government National Mortgage Association I, 4.0%, 4/15/44					10,030
29,339			Government National Mortgage Association I, 4.0%, 4/15/44					30,954
3,894,857			Government National Mortgage Association I, 4.0%, 4/15/45					4,110,028
7,718			Government National Mortgage Association I, 4.0%, 5/15/39					8,142
1,869,975			Government National Mortgage Association I, 4.0%, 5/15/45					1,972,909
4,300			Government National Mortgage Association I, 4.0%, 6/15/39					4,537
53,680			Government National Mortgage Association I, 4.0%, 6/15/41					56,635
5,623,215			Government National Mortgage Association I, 4.0%, 6/15/45					5,932,749
153,327			Government National Mortgage Association I, 4.0%, 7/15/41					162,472
799,615			Government National Mortgage Association I, 4.0%, 7/15/45					843,925
7,180			Government National Mortgage Association I, 4.0%, 8/15/40					7,608
281,415			Government National Mortgage Association I, 4.0%, 8/15/40					298,282
1,185,630			Government National Mortgage Association I, 4.0%, 8/15/43					1,253,288
396,463			Government National Mortgage Association I, 4.0%, 8/15/44					418,287
705,859			Government National Mortgage Association I, 4.0%, 8/15/45					747,809
6,641			Government National Mortgage Association I, 4.0%, 9/15/40					7,036
97,298			Government National Mortgage Association I, 4.0%, 9/15/40					102,664
2,577			Government National Mortgage Association I, 4.0%, 9/15/41					2,719
418,138			Government National Mortgage Association I, 4.0%, 9/15/41					442,964
2,797,068			Government National Mortgage Association I, 4.0%, 9/15/44					2,951,035
70,747			Government National Mortgage Association I, 4.0%, 9/15/44					74,641
658,632			Government National Mortgage Association I, 4.0%, 9/15/44					694,887
316,285			Government National Mortgage Association I, 4.0%, 9/15/44					333,695
300,129			Government National Mortgage Association I, 4.0%, 9/15/44					316,650
376,683			Government National Mortgage Association I, 4.5%, 1/15/40					410,350
175,523			Government National Mortgage Association I, 4.5%, 10/15/33					189,929
154,914			Government National Mortgage Association I, 4.5%, 10/15/33					165,849
111,457			Government National Mortgage Association I, 4.5%, 10/15/35					119,753
1,028,529			Government National Mortgage Association I, 4.5%, 10/15/40					1,106,997
10,366			Government National Mortgage Association I, 4.5%, 12/15/19					10,684
884,004			Government National Mortgage Association I, 4.5%, 12/15/39					949,957
33,700			Government National Mortgage Association I, 4.5%, 2/15/34					36,362
57,024			Government National Mortgage Association I, 4.5%, 3/15/35					61,035
15,960			Government National Mortgage Association I, 4.5%, 3/15/35					17,083
2,400			Government National Mortgage Association I, 4.5%, 4/15/18					2,436
12,674			Government National Mortgage Association I, 4.5%, 4/15/20					13,081
173,463			Government National Mortgage Association I, 4.5%, 4/15/35					186,353
20,678			Government National Mortgage Association I, 4.5%, 4/15/35					22,132
59,919			Government National Mortgage Association I, 4.5%, 4/15/38					64,159
455,845			Government National Mortgage Association I, 4.5%, 4/15/41					488,850
967,321			Government National Mortgage Association I, 4.5%, 5/15/41					1,046,957
9,245			Government National Mortgage Association I, 4.5%, 6/15/19					9,405
207,209			Government National Mortgage Association I, 4.5%, 6/15/25					218,347
873,333			Government National Mortgage Association I, 4.5%, 6/15/41					944,980
58,587			Government National Mortgage Association I, 4.5%, 7/15/33					62,753
324,214			Government National Mortgage Association I, 4.5%, 7/15/41					350,572
4,225			Government National Mortgage Association I, 4.5%, 8/15/19					4,333
925,275			Government National Mortgage Association I, 4.5%, 8/15/41					1,001,251
183,052			Government National Mortgage Association I, 4.5%, 9/15/33					199,311
13,886			Government National Mortgage Association I, 4.5%, 9/15/35					14,868
221,045			Government National Mortgage Association I, 4.5%, 9/15/40					239,388
22,601			Government National Mortgage Association I, 5.0%, 10/15/18					22,961
16,058			Government National Mortgage Association I, 5.0%, 2/15/19					16,392
82,187			Government National Mortgage Association I, 5.0%, 4/15/34					90,458
402,190			Government National Mortgage Association I, 5.0%, 4/15/35					448,880
29,379			Government National Mortgage Association I, 5.0%, 7/15/19					30,136
394			Government National Mortgage Association I, 5.0%, 7/15/19					414
68,234			Government National Mortgage Association I, 5.0%, 7/15/33					75,411
195,732			Government National Mortgage Association I, 5.0%, 7/15/40					215,040
65,165			Government National Mortgage Association I, 5.0%, 9/15/33					72,318
49,343			Government National Mortgage Association I, 5.5%, 1/15/29					54,974
106,673			Government National Mortgage Association I, 5.5%, 1/15/35					119,786
151			Government National Mortgage Association I, 5.5%, 10/15/17					151
17,241			Government National Mortgage Association I, 5.5%, 10/15/19					17,544
54,219			Government National Mortgage Association I, 5.5%, 10/15/33					60,714
61,056			Government National Mortgage Association I, 5.5%, 10/15/33					68,837
27,404			Government National Mortgage Association I, 5.5%, 10/15/34					30,532
70,969			Government National Mortgage Association I, 5.5%, 10/15/35					80,036
168,802			Government National Mortgage Association I, 5.5%, 10/15/35					190,470
10,809			Government National Mortgage Association I, 5.5%, 11/15/18					10,921
107,919			Government National Mortgage Association I, 5.5%, 11/15/19					109,985
370,634			Government National Mortgage Association I, 5.5%, 11/15/34					418,083
5,679			Government National Mortgage Association I, 5.5%, 12/15/18					5,738
5,754			Government National Mortgage Association I, 5.5%, 2/15/18					5,761
9,689			Government National Mortgage Association I, 5.5%, 2/15/18					9,710
25,957			Government National Mortgage Association I, 5.5%, 2/15/35					29,038
38,062			Government National Mortgage Association I, 5.5%, 2/15/35					42,406
36,616			Government National Mortgage Association I, 5.5%, 2/15/37					41,164
676			Government National Mortgage Association I, 5.5%, 4/15/19					684
5,930			Government National Mortgage Association I, 5.5%, 4/15/19					5,957
3,707			Government National Mortgage Association I, 5.5%, 6/15/18					3,718
11,802			Government National Mortgage Association I, 5.5%, 6/15/33					13,302
64,516			Government National Mortgage Association I, 5.5%, 6/15/35					71,879
64,774			Government National Mortgage Association I, 5.5%, 7/15/33					73,114
65,756			Government National Mortgage Association I, 5.5%, 7/15/33					74,104
319,085			Government National Mortgage Association I, 5.5%, 7/15/34					359,920
418,230			Government National Mortgage Association I, 5.5%, 7/15/35					485,105
40,708			Government National Mortgage Association I, 5.5%, 8/15/19					41,328
45,863			Government National Mortgage Association I, 5.5%, 8/15/19					46,708
149,798			Government National Mortgage Association I, 5.5%, 8/15/33					168,379
18,220			Government National Mortgage Association I, 5.5%, 8/15/33					20,535
30,437			Government National Mortgage Association I, 5.5%, 8/15/33					34,330
63,355			Government National Mortgage Association I, 5.5%, 9/15/19					64,476
95,905			Government National Mortgage Association I, 5.5%, 9/15/33					107,630
56,678			Government National Mortgage Association I, 5.5%, 9/15/33					63,548
13,691			Government National Mortgage Association I, 5.72%, 4/15/29					15,294
4,153			Government National Mortgage Association I, 6.0%, 1/15/19					4,175
12,371			Government National Mortgage Association I, 6.0%, 1/15/24					13,944
34,450			Government National Mortgage Association I, 6.0%, 1/15/33					38,830
33,982			Government National Mortgage Association I, 6.0%, 1/15/33					38,699
147,533			Government National Mortgage Association I, 6.0%, 1/15/33					169,529
6,910			Government National Mortgage Association I, 6.0%, 10/15/28					7,789
10,938			Government National Mortgage Association I, 6.0%, 10/15/32					12,328
34,775			Government National Mortgage Association I, 6.0%, 10/15/32					39,266
34,125			Government National Mortgage Association I, 6.0%, 10/15/32					38,464
39,129			Government National Mortgage Association I, 6.0%, 10/15/33					44,517
80,714			Government National Mortgage Association I, 6.0%, 10/15/34					91,413
63,185			Government National Mortgage Association I, 6.0%, 10/15/34					71,220
165,082			Government National Mortgage Association I, 6.0%, 10/15/34					186,072
122,844			Government National Mortgage Association I, 6.0%, 10/15/36					139,569
23,058			Government National Mortgage Association I, 6.0%, 11/15/31					26,116
7,007			Government National Mortgage Association I, 6.0%, 11/15/32					7,898
6,425			Government National Mortgage Association I, 6.0%, 11/15/32					7,242
96,645			Government National Mortgage Association I, 6.0%, 11/15/33					108,934
100,786			Government National Mortgage Association I, 6.0%, 11/15/34					114,735
36,777			Government National Mortgage Association I, 6.0%, 11/15/37					41,454
112,653			Government National Mortgage Association I, 6.0%, 12/15/23					118,114
135,796			Government National Mortgage Association I, 6.0%, 12/15/32					153,062
339,930			Government National Mortgage Association I, 6.0%, 12/15/32					383,247
75,959			Government National Mortgage Association I, 6.0%, 12/15/32					85,617
10,874			Government National Mortgage Association I, 6.0%, 12/15/32					12,339
213,644			Government National Mortgage Association I, 6.0%, 12/15/32					240,809
194,459			Government National Mortgage Association I, 6.0%, 12/15/32					219,185
8,473			Government National Mortgage Association I, 6.0%, 12/15/32					9,551
59,473			Government National Mortgage Association I, 6.0%, 2/15/29					68,151
80,989			Government National Mortgage Association I, 6.0%, 2/15/29					91,991
30,555			Government National Mortgage Association I, 6.0%, 2/15/33					34,784
81,835			Government National Mortgage Association I, 6.0%, 2/15/33					94,232
123,558			Government National Mortgage Association I, 6.0%, 2/15/33					141,865
68,991			Government National Mortgage Association I, 6.0%, 2/15/33					77,763
16,098			Government National Mortgage Association I, 6.0%, 3/15/19					16,212
1,491			Government National Mortgage Association I, 6.0%, 3/15/32					1,693
363,089			Government National Mortgage Association I, 6.0%, 3/15/33					420,389
93,573			Government National Mortgage Association I, 6.0%, 3/15/33					105,472
52,463			Government National Mortgage Association I, 6.0%, 3/15/33					59,133
42,527			Government National Mortgage Association I, 6.0%, 3/15/33					48,370
89,725			Government National Mortgage Association I, 6.0%, 3/15/33					102,109
117,442			Government National Mortgage Association I, 6.0%, 3/15/33					132,840
220,830			Government National Mortgage Association I, 6.0%, 3/15/33					251,133
103,977			Government National Mortgage Association I, 6.0%, 3/15/33					118,399
176,670			Government National Mortgage Association I, 6.0%, 3/15/34					206,870
38,928			Government National Mortgage Association I, 6.0%, 4/15/28					44,292
30,894			Government National Mortgage Association I, 6.0%, 4/15/33					34,823
16,441			Government National Mortgage Association I, 6.0%, 4/15/33					18,531
43,552			Government National Mortgage Association I, 6.0%, 4/15/33					49,089
146,916			Government National Mortgage Association I, 6.0%, 5/15/33					169,733
18,225			Government National Mortgage Association I, 6.0%, 5/15/33					20,542
85,594			Government National Mortgage Association I, 6.0%, 6/15/31					96,477
10,050			Government National Mortgage Association I, 6.0%, 6/15/33					11,435
58,700			Government National Mortgage Association I, 6.0%, 6/15/34					66,790
6,180			Government National Mortgage Association I, 6.0%, 8/15/32					7,032
34,028			Government National Mortgage Association I, 6.0%, 8/15/34					38,647
45,113			Government National Mortgage Association I, 6.0%, 8/15/34					50,849
210,790			Government National Mortgage Association I, 6.0%, 8/15/36					239,296
48,519			Government National Mortgage Association I, 6.0%, 8/15/38					54,695
24,033			Government National Mortgage Association I, 6.0%, 9/15/19					24,185
171,864			Government National Mortgage Association I, 6.0%, 9/15/28					196,190
180,084			Government National Mortgage Association I, 6.0%, 9/15/32					202,982
57,970			Government National Mortgage Association I, 6.0%, 9/15/32					65,724
90,122			Government National Mortgage Association I, 6.0%, 9/15/32					101,581
47,974			Government National Mortgage Association I, 6.0%, 9/15/33					54,398
14,778			Government National Mortgage Association I, 6.0%, 9/15/33					16,675
15,561			Government National Mortgage Association I, 6.0%, 9/15/33					17,539
37,729			Government National Mortgage Association I, 6.0%, 9/15/34					42,526
26,139			Government National Mortgage Association I, 6.0%, 9/15/34					29,776
138,148			Government National Mortgage Association I, 6.0%, 9/15/34					157,082
757,672			Government National Mortgage Association I, 6.0%, 9/15/35					872,855
22,476			Government National Mortgage Association I, 6.5%, 1/15/29					24,805
18,840			Government National Mortgage Association I, 6.5%, 1/15/32					20,792
81,484			Government National Mortgage Association I, 6.5%, 1/15/32					92,687
326,296			Government National Mortgage Association I, 6.5%, 1/15/33					383,100
3,142			Government National Mortgage Association I, 6.5%, 1/15/33					3,609
452			Government National Mortgage Association I, 6.5%, 1/15/35					477
20,455			Government National Mortgage Association I, 6.5%, 10/15/24					22,617
15,565			Government National Mortgage Association I, 6.5%, 10/15/28					17,178
3,850			Government National Mortgage Association I, 6.5%, 10/15/28					4,249
19,762			Government National Mortgage Association I, 6.5%, 10/15/31					21,810
66,114			Government National Mortgage Association I, 6.5%, 10/15/31					72,965
4,923			Government National Mortgage Association I, 6.5%, 10/15/31					5,433
72,945			Government National Mortgage Association I, 6.5%, 10/15/32					80,504
1,622			Government National Mortgage Association I, 6.5%, 10/15/33					1,790
42,981			Government National Mortgage Association I, 6.5%, 11/15/31					47,434
3,945			Government National Mortgage Association I, 6.5%, 11/15/31					4,354
49,086			Government National Mortgage Association I, 6.5%, 11/15/32					57,133
306,967			Government National Mortgage Association I, 6.5%, 12/15/32					358,556
7,000			Government National Mortgage Association I, 6.5%, 2/15/28					7,725
5,885			Government National Mortgage Association I, 6.5%, 2/15/29					6,495
18,219			Government National Mortgage Association I, 6.5%, 2/15/29					20,347
1,046			Government National Mortgage Association I, 6.5%, 2/15/29					1,155
20,041			Government National Mortgage Association I, 6.5%, 2/15/32					22,118
18,334			Government National Mortgage Association I, 6.5%, 2/15/32					21,548
34,956			Government National Mortgage Association I, 6.5%, 2/15/32					40,570
8,175			Government National Mortgage Association I, 6.5%, 2/15/32					9,022
13,650			Government National Mortgage Association I, 6.5%, 2/15/32					15,446
6,313			Government National Mortgage Association I, 6.5%, 2/15/34					6,968
55,675			Government National Mortgage Association I, 6.5%, 3/15/29					61,444
10,673			Government National Mortgage Association I, 6.5%, 3/15/29					11,779
7,551			Government National Mortgage Association I, 6.5%, 3/15/29					8,334
77,555			Government National Mortgage Association I, 6.5%, 3/15/29					85,590
4,967			Government National Mortgage Association I, 6.5%, 3/15/31					5,481
79,797			Government National Mortgage Association I, 6.5%, 3/15/32					88,780
15,319			Government National Mortgage Association I, 6.5%, 3/15/32					16,906
7,805			Government National Mortgage Association I, 6.5%, 4/15/28					8,614
35,839			Government National Mortgage Association I, 6.5%, 4/15/28					39,552
62,073			Government National Mortgage Association I, 6.5%, 4/15/31					72,592
64,338			Government National Mortgage Association I, 6.5%, 4/15/32					75,338
5,089			Government National Mortgage Association I, 6.5%, 4/15/32					5,616
9,174			Government National Mortgage Association I, 6.5%, 4/15/32					10,124
12,145			Government National Mortgage Association I, 6.5%, 4/15/32					13,572
39,723			Government National Mortgage Association I, 6.5%, 4/15/35					43,839
3,096			Government National Mortgage Association I, 6.5%, 5/15/29					3,417
4,415			Government National Mortgage Association I, 6.5%, 5/15/29					4,872
57,638			Government National Mortgage Association I, 6.5%, 5/15/29					66,282
37,907			Government National Mortgage Association I, 6.5%, 5/15/31					41,835
15,897			Government National Mortgage Association I, 6.5%, 5/15/31					18,566
14,598			Government National Mortgage Association I, 6.5%, 5/15/31					16,727
10,143			Government National Mortgage Association I, 6.5%, 5/15/32					11,651
4,467			Government National Mortgage Association I, 6.5%, 5/15/32					4,930
5,542			Government National Mortgage Association I, 6.5%, 5/15/32					6,116
11,089			Government National Mortgage Association I, 6.5%, 5/15/32					12,329
30,530			Government National Mortgage Association I, 6.5%, 5/15/33					33,694
7,999			Government National Mortgage Association I, 6.5%, 6/15/28					9,174
24,693			Government National Mortgage Association I, 6.5%, 6/15/29					27,252
6,165			Government National Mortgage Association I, 6.5%, 6/15/31					6,804
10,040			Government National Mortgage Association I, 6.5%, 6/15/32					11,080
13,077			Government National Mortgage Association I, 6.5%, 6/15/32					14,432
11,541			Government National Mortgage Association I, 6.5%, 6/15/32					12,836
109,453			Government National Mortgage Association I, 6.5%, 6/15/34					120,793
6,396			Government National Mortgage Association I, 6.5%, 6/15/35					7,058
18,218			Government National Mortgage Association I, 6.5%, 7/15/31					20,105
9,892			Government National Mortgage Association I, 6.5%, 7/15/32					10,917
116,489			Government National Mortgage Association I, 6.5%, 7/15/32					137,273
8,687			Government National Mortgage Association I, 6.5%, 7/15/32					9,587
10,594			Government National Mortgage Association I, 6.5%, 7/15/32					11,692
17,936			Government National Mortgage Association I, 6.5%, 7/15/35					19,794
63,381			Government National Mortgage Association I, 6.5%, 7/15/35					69,948
6,645			Government National Mortgage Association I, 6.5%, 8/15/28					7,351
48,865			Government National Mortgage Association I, 6.5%, 8/15/31					53,928
44,033			Government National Mortgage Association I, 6.5%, 8/15/32					48,779
3,732			Government National Mortgage Association I, 6.5%, 8/15/32					4,119
37,335			Government National Mortgage Association I, 6.5%, 8/15/32					43,956
17,941			Government National Mortgage Association I, 6.5%, 9/15/31					19,800
16,755			Government National Mortgage Association I, 6.5%, 9/15/32					19,044
41,488			Government National Mortgage Association I, 6.5%, 9/15/32					46,085
38,685			Government National Mortgage Association I, 6.5%, 9/15/32					43,011
3,952			Government National Mortgage Association I, 6.5%, 9/15/34					4,361
4,344			Government National Mortgage Association I, 6.75%, 4/15/26					4,794
17,180			Government National Mortgage Association I, 7.0%, 1/15/28					18,774
42,315			Government National Mortgage Association I, 7.0%, 1/15/31					42,926
8,181			Government National Mortgage Association I, 7.0%, 11/15/26					9,225
14,546			Government National Mortgage Association I, 7.0%, 11/15/28					16,952
41,567			Government National Mortgage Association I, 7.0%, 11/15/28					47,515
54,139			Government National Mortgage Association I, 7.0%, 11/15/29					59,574
8,053			Government National Mortgage Association I, 7.0%, 11/15/31					8,429
9,866			Government National Mortgage Association I, 7.0%, 12/15/30					10,786
1,996			Government National Mortgage Association I, 7.0%, 12/15/30					2,035
37,937			Government National Mortgage Association I, 7.0%, 12/15/30					38,620
33,936			Government National Mortgage Association I, 7.0%, 12/15/30					39,774
16,717			Government National Mortgage Association I, 7.0%, 2/15/28					18,035
12,551			Government National Mortgage Association I, 7.0%, 3/15/28					12,898
10,195			Government National Mortgage Association I, 7.0%, 3/15/31					10,714
51,676			Government National Mortgage Association I, 7.0%, 3/15/32					56,833
11,760			Government National Mortgage Association I, 7.0%, 4/15/28					12,696
22,148			Government National Mortgage Association I, 7.0%, 4/15/29					22,854
25,315			Government National Mortgage Association I, 7.0%, 4/15/29					27,452
44,466			Government National Mortgage Association I, 7.0%, 4/15/32					49,234
36,207			Government National Mortgage Association I, 7.0%, 5/15/29					37,793
8,030			Government National Mortgage Association I, 7.0%, 5/15/31					8,430
79,823			Government National Mortgage Association I, 7.0%, 5/15/32					96,239
18,307			Government National Mortgage Association I, 7.0%, 6/15/27					20,869
4,045			Government National Mortgage Association I, 7.0%, 6/15/29					4,056
25,876			Government National Mortgage Association I, 7.0%, 6/15/31					30,726
21,519			Government National Mortgage Association I, 7.0%, 7/15/25					23,705
15,504			Government National Mortgage Association I, 7.0%, 7/15/28					17,228
10,620			Government National Mortgage Association I, 7.0%, 7/15/29					11,925
2,999			Government National Mortgage Association I, 7.0%, 7/15/31					3,563
17,172			Government National Mortgage Association I, 7.0%, 8/15/23					18,260
1,284			Government National Mortgage Association I, 7.0%, 8/15/28					1,447
142,770			Government National Mortgage Association I, 7.0%, 8/15/31					170,440
51,955			Government National Mortgage Association I, 7.0%, 9/15/24					57,562
30,070			Government National Mortgage Association I, 7.0%, 9/15/31					33,114
12,253			Government National Mortgage Association I, 7.0%, 9/15/31					12,925
28,465			Government National Mortgage Association I, 7.5%, 10/15/23					30,707
44,538			Government National Mortgage Association I, 7.5%, 10/15/27					49,701
5,803			Government National Mortgage Association I, 7.5%, 10/15/29					6,038
8,574			Government National Mortgage Association I, 7.5%, 10/15/29					9,370
3,828			Government National Mortgage Association I, 7.5%, 12/15/25					3,945
43,272			Government National Mortgage Association I, 7.5%, 12/15/31					45,331
1,610			Government National Mortgage Association I, 7.5%, 2/15/26					1,667
14,086			Government National Mortgage Association I, 7.5%, 2/15/27					15,433
15,633			Government National Mortgage Association I, 7.5%, 2/15/31					16,141
14,148			Government National Mortgage Association I, 7.5%, 2/15/31					14,336
7,258			Government National Mortgage Association I, 7.5%, 3/15/23					7,715
30,880			Government National Mortgage Association I, 7.5%, 3/15/27					36,152
7,187			Government National Mortgage Association I, 7.5%, 3/15/31					7,413
1,417			Government National Mortgage Association I, 7.5%, 6/15/24					1,454
15,570			Government National Mortgage Association I, 7.5%, 6/15/29					17,279
9,548			Government National Mortgage Association I, 7.5%, 8/15/25					9,736
839			Government National Mortgage Association I, 7.5%, 8/15/29					841
16,778			Government National Mortgage Association I, 7.5%, 8/15/29					17,571
2,709			Government National Mortgage Association I, 7.5%, 8/15/29					2,762
4,602			Government National Mortgage Association I, 7.5%, 9/15/25					5,016
795			Government National Mortgage Association I, 7.5%, 9/15/25					797
17,996			Government National Mortgage Association I, 7.5%, 9/15/29					18,053
2,181			Government National Mortgage Association I, 7.75%, 2/15/30					2,218
11,148			Government National Mortgage Association I, 8.25%, 5/15/20					11,527
1,471			Government National Mortgage Association I, 8.5%, 8/15/21					1,477
3,324			Government National Mortgage Association I, 9.0%, 1/15/20					3,363
637			Government National Mortgage Association I, 9.0%, 12/15/19					659
1,717			Government National Mortgage Association I, 9.0%, 6/15/22					1,758
179			Government National Mortgage Association I, 9.0%, 9/15/21					182
4,090,896			Government National Mortgage Association II, 3.0%, 8/20/46					4,152,552
12,953,429			Government National Mortgage Association II, 3.0%, 9/20/46					13,148,656
6,338,580			Government National Mortgage Association II, 3.5%, 1/20/46					6,598,681
9,832,530			Government National Mortgage Association II, 3.5%, 1/20/47					10,233,117
9,575,253			Government National Mortgage Association II, 3.5%, 11/20/46					9,965,358
794,044			Government National Mortgage Association II, 3.5%, 3/20/45					826,606
1,669,262			Government National Mortgage Association II, 3.5%, 3/20/46					1,750,597
1,009,217			Government National Mortgage Association II, 3.5%, 4/20/45					1,054,032
1,413,355			Government National Mortgage Association II, 3.5%, 4/20/45					1,476,453
514,653			Government National Mortgage Association II, 3.5%, 4/20/45					536,688
4,006,355			Government National Mortgage Association II, 3.5%, 8/20/45					4,171,365
1,975,383			Government National Mortgage Association II, 4.0%, 10/20/44					2,095,341
7,841,285			Government National Mortgage Association II, 4.0%, 10/20/46					8,266,578
8,422,817			Government National Mortgage Association II, 4.0%, 7/20/44					8,935,583
227,828			Government National Mortgage Association II, 4.0%, 9/20/44					241,681
252,256			Government National Mortgage Association II, 4.5%, 1/20/35					270,767
7,899,182			Government National Mortgage Association II, 4.5%, 1/20/47					8,432,832
1,998,318			Government National Mortgage Association II, 4.5%, 10/20/44					2,133,320
4,185,984			Government National Mortgage Association II, 4.5%, 11/20/44					4,468,778
79,332			Government National Mortgage Association II, 4.5%, 12/20/34					85,253
44,979			Government National Mortgage Association II, 4.5%, 3/20/35					48,344
9,452,627			Government National Mortgage Association II, 4.5%, 4/20/47					10,091,223
9,881,819			Government National Mortgage Association II, 4.5%, 8/20/47					10,567,861
1,297,420			Government National Mortgage Association II, 4.5%, 9/20/41					1,394,960
12,915			Government National Mortgage Association II, 5.0%, 1/20/20					13,330
26,426			Government National Mortgage Association II, 5.0%, 12/20/18					26,815
14,265			Government National Mortgage Association II, 5.0%, 2/20/19					14,482
92,697			Government National Mortgage Association II, 5.5%, 10/20/19					94,298
129,691			Government National Mortgage Association II, 5.5%, 10/20/37					142,864
182,124			Government National Mortgage Association II, 5.5%, 3/20/34					208,059
159,361			Government National Mortgage Association II, 5.5%, 4/20/34					178,149
144,602			Government National Mortgage Association II, 5.75%, 6/20/33					159,249
25,578			Government National Mortgage Association II, 5.9%, 1/20/28					28,356
38,856			Government National Mortgage Association II, 5.9%, 11/20/27					43,076
72,557			Government National Mortgage Association II, 5.9%, 7/20/28					79,828
83,499			Government National Mortgage Association II, 6.0%, 1/20/33					97,243
17,435			Government National Mortgage Association II, 6.0%, 10/20/31					19,690
93,044			Government National Mortgage Association II, 6.0%, 10/20/33					106,411
10,786			Government National Mortgage Association II, 6.0%, 12/20/18					10,834
52,202			Government National Mortgage Association II, 6.0%, 6/20/34					59,630
7,015			Government National Mortgage Association II, 6.0%, 7/20/19					7,056
83,463			Government National Mortgage Association II, 6.45%, 1/20/33					92,146
43,638			Government National Mortgage Association II, 6.45%, 11/20/32					48,171
47,473			Government National Mortgage Association II, 6.45%, 7/20/32					52,408
21,909			Government National Mortgage Association II, 6.5%, 1/20/24					23,381
40,472			Government National Mortgage Association II, 6.5%, 10/20/32					47,418
1,895			Government National Mortgage Association II, 6.5%, 2/20/29					2,206
742			Government National Mortgage Association II, 6.5%, 3/20/29					856
55,620			Government National Mortgage Association II, 6.5%, 3/20/34					65,984
23,288			Government National Mortgage Association II, 6.5%, 4/20/29					26,905
12,128			Government National Mortgage Association II, 6.5%, 4/20/31					14,220
8,899			Government National Mortgage Association II, 6.5%, 6/20/31					10,418
38,859			Government National Mortgage Association II, 6.5%, 8/20/28					44,720
62,995			Government National Mortgage Association II, 7.0%, 1/20/29					73,827
9,496			Government National Mortgage Association II, 7.0%, 1/20/31					11,142
61,282			Government National Mortgage Association II, 7.0%, 11/20/28					71,517
9,686			Government National Mortgage Association II, 7.0%, 11/20/31					11,519
1,774			Government National Mortgage Association II, 7.0%, 12/20/30					2,080
6,360			Government National Mortgage Association II, 7.0%, 2/20/29					7,433
4,517			Government National Mortgage Association II, 7.0%, 3/20/31					5,247
7,754			Government National Mortgage Association II, 7.0%, 5/20/26					8,818
18,772			Government National Mortgage Association II, 7.0%, 6/20/28					21,884
24,351			Government National Mortgage Association II, 7.0%, 7/20/31					29,023
17,754			Government National Mortgage Association II, 7.0%, 8/20/27					20,563
5,888			Government National Mortgage Association II, 7.5%, 12/20/30					7,096
10,089			Government National Mortgage Association II, 7.5%, 5/20/30					12,208
2,966			Government National Mortgage Association II, 7.5%, 6/20/30					3,505
7,930			Government National Mortgage Association II, 7.5%, 7/20/30					9,233
10,799			Government National Mortgage Association II, 7.5%, 8/20/30					12,715
33			Government National Mortgage Association II, 8.0%, 5/20/25					36
2,289			Government National Mortgage Association II, 9.0%, 11/20/24					2,298
2,114			Government National Mortgage Association II, 9.0%, 3/20/22					2,123
295			Government National Mortgage Association II, 9.0%, 4/20/22					296
376			Government National Mortgage Association II, 9.0%, 9/20/21					377
12,788			Government National Mortgage Association, 6.5%, 3/15/29					14,113
813,343			Tennessee Valley Authority, 4.929%, 1/15/21					869,382
63,555,641			U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45					60,614,716
10,749,036			U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47					10,592,813
72,548,745			U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46					73,599,979
								$1,512,792,272
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $1,514,321,157)					$1,512,792,272

			FOREIGN GOVERNMENT BONDS - 0.2%
4,550,000			Africa Finance Corp., 4.375%, 4/29/20 (144A)					$4,705,428
5,880,000			Kuwait International Government Bond, 3.5%, 3/20/27 (144A)					6,047,580
								$10,753,008
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $10,351,220)					$10,753,008

			MUNICIPAL BONDS - 1.5% (h)
			Municipal Development - 0.1%
4,500,000			New Jersey Economic Development Authority, 2/15/18 (c)					$4,470,165

			Municipal Education - 0.0%+
525,000			Amherst College, 3.794%, 11/1/42					$522,182

			Municipal General - 0.2%
4,075,000			JobsOhio Beverage System, 3.985%, 1/1/29					$4,346,150
1,035,000			JobsOhio Beverage System, 4.532%, 1/1/35					1,136,068
2,325,000			Virginia Commonwealth Transportation Board, 4.0%, 5/15/31					2,513,116
2,335,000			Virginia Commonwealth Transportation Board, 4.0%, 5/15/32					2,512,156
								$10,507,490
			Higher Municipal Education - 0.8%
1,025,000			Baylor University, 4.313%, 3/1/42					$1,081,272
7,425,000			Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40					9,660,890
4,340,000			New York State Dormitory Authority, 5.0%, 10/1/46					5,769,422
16,810,000			University of California, 3.063%, 7/1/25					17,239,664
3,100,000			University of Virginia, Green Bond Series A, 5.0%, 4/1/45					3,586,049
								$37,337,297
			Municipal Medical - 0.1%
1,765,000			Ohio Higher Educational Facility Commission, 5.0%, 1/1/42					$1,965,345

			Municipal School District - 0.1%
2,800,000			Frisco Independent School District, 4.0%, 8/15/40					$2,959,292
1,750,000			Frisco Independent School District, 4.0%, 8/15/45					1,840,125
								$4,799,417
			Municipal Transportation - 0.1%
3,220,000			Fairfax County Economic Development Authority, 2.875%, 4/1/34					$2,992,314
600,000			Port Authority of New York & New Jersey, 4.458%, 10/1/62					670,530
2,830,000			Virginia Commonwealth Transportation Board, 3.0%, 5/15/39					2,674,208
								$6,337,052
			Municipal Obligation - 0.1%
3,150,000			State of Texas, 4.0%, 10/1/44					$3,323,218
1,600,000			State of Washington, 5.0%, 7/1/30					1,892,400
								$5,215,618
			TOTAL MUNICIPAL BONDS
			(Cost $70,035,592)					$71,154,566

			SENIOR FLOATING RATE LOAN INTERESTS - 3.5%**
			Energy - 0.2%
			Oil & Gas Drilling - 0.1%
7,165,000	7.23	LIBOR+600bps	Gavilan Resources LLC, Initial Term Loan (Second Lien), 2/23/24					$6,932,138
			Oil & Gas Refining & Marketing - 0.0%+
564,991	3.24	LIBOR+200bps	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5/25/23					$569,464
			Oil & Gas Storage & Transportation - 0.1%
1,300,000	3.98	LIBOR+275bps	Energy Transfer Equity LP, Loan, 2/2/24					$1,307,197
1,861,853	6.59	LIBOR+525bps	Gulf Finance LLC, Tranche B Term Loan, 8/17/23					1,760,614
								$3,067,811
			Total Energy					$10,569,413
			Materials - 0.2%
			Diversified Chemicals - 0.0%+
483,721	0.00	LIBOR+300bps	Tronox Blocked Borrower LLC, Blocked Dollar Term Loan (First Lien), 9/14/24					$486,102
1,116,279	0.00	LIBOR+300bps	Tronox Finance LLC, Initial Dollar Term Loan (First Lien), 9/14/24					1,121,773
								$1,607,875
			Specialty Chemicals - 0.1%
316,779	4.57	LIBOR+325bps	Allnex Sarl, Tranche B-3 Term Loan, 9/13/23					$317,967
420,471	4.57	LIBOR+325bps	Allnex U.S.A. Inc., Tranche B-2 Term Loan, 9/13/23					422,048
670,866	4.24	LIBOR+300bps	MacDermid, Inc., Tranche B-6 Term Loan, 6/7/23					674,639
594,000	5.48	LIBOR+425bps	OMNOVA Solutions, Inc., Term B-2 Loan, 8/17/23					599,940
391,974	3.31	LIBOR+200bps	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21					393,734
								$2,408,328
			Construction Materials - 0.1%
103,474	4.07	LIBOR+275bps	CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20					$103,991
252,642	4.07	LIBOR+275bps	CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20					253,905
833,028	4.07	LIBOR+275bps	CeramTec GmbH, Initial Dollar Term B-1 Loan, 8/30/20					837,194
773,063	5.08	LIBOR+375bps	Unifrax I LLC, Term Loan (First Lien), 3/30/24					780,069
								$1,975,159
			Metal & Glass Containers - 0.0%+
509,721	4.48	LIBOR+325bps	BWAY Corp., Initial Term Loan, 3/23/24					$511,313
			Paper Packaging - 0.0%+
497,500	3.48	LIBOR+225bps	Berry Global, Inc., Term N Loan, 1/19/24					$498,433
			Steel - 0.0%+
397,000	4.07	LIBOR+275bps	Zekelman Industries, Inc., Term Loan, 6/8/21					$398,985
			Paper Products - 0.0%+
322,519	4.49	LIBOR+325bps	Ranpak Corp., Tranche B-1 USD Term Loan, 10/1/21					$323,325
			Total Materials					$7,723,418
			Capital Goods - 0.6%
			Aerospace & Defense - 0.2%
992,386	5.74	LIBOR+450bps	Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21					$994,247
2,333,832	3.98	LIBOR+275bps	DigitalGlobe, Inc., Term Loan, 12/22/23					2,335,777
4,000,000	0.00	LIBOR+275bps	MacDonald, Dettwiler and Associates, Ltd., Term Loan B, 7/5/24					4,006,784
1,420,963	6.08	LIBOR+475bps	The SI Organization, Inc., Term Loan (First Lien), 11/19/19					1,442,499
								$8,779,307
			Building Products - 0.0%+
423,238	4.33	LIBOR+300bps	Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24					$424,781
1,473,448	4.23	LIBOR+300bps	NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19					1,479,711
								$1,904,492
			Electrical Components & Equipment - 0.1%
1,489,764	3.74	LIBOR+250bps	Dell International LLC, New Term B Loan, 9/7/23					$1,496,346
2,012,396	3.74	LIBOR+250bps	Southwire Co., Term Loan, 1/31/21					2,023,297
								$3,519,643
			Industrial Conglomerates - 0.1%
744,190	4.24	LIBOR+300bps	Filtration Group, Inc., Term Loan (First Lien), 11/21/20					$750,625
1,295,810	4.24	LIBOR+300bps	Milacron LLC, Term B Loan, 9/25/23					1,303,639
								$2,054,264
			Construction & Farm Machinery & Heavy Trucks - 0.0%+
738,722	5.24	LIBOR+400bps	Navistar, Inc., Tranche B Term Loan, 8/7/20					$745,339
			Industrial Machinery - 0.1%
3,433,241	5.48	LIBOR+425bps	NN, Inc., Tranche B Term Loan, 10/19/22					$3,439,678
			Trading Companies & Distributors - 0.1%
5,780,000	0.00	LIBOR+275bps	Beacon Roofing Supply, Inc., Initial Term Loan, 10/1/22					$5,780,000
592,523	5.07	LIBOR+375bps	Nexeo Solutions LLC, Term B Loan, 6/9/23					597,855
337,013	4.34	LIBOR+300bps	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19					338,487
								$6,716,342
			Total Capital Goods					$27,159,065
			Commercial Services & Supplies - 0.0%+
			Environmental & Facilities Services - 0.0%+
397,847	4.83	LIBOR+350bps	Infiltrator Water Technologies LLC, Term B-1 Loan, 5/27/22					$402,074
460,619	0.00	LIBOR+300bps	Wrangler Buyer Corp., 9/20/24					463,210
								$865,284
			Security & Alarm Services - 0.0%+
598,025	5.32	LIBOR+400bps	Garda World Security Corp., Term B Loan, 5/3/24					$604,193
			Human Resource & Employment Services - 0.0%+
676,589	3.24	LIBOR+200bps	On Assignment, Inc., Tranche B-3 Term Loan, 6/5/22					$680,818
			Total Commercial Services & Supplies					$2,150,295
			Transportation - 0.0%+
			Airlines - 0.0%+
786,000	3.74	LIBOR+250bps	Delta Air Lines Inc., Term Loan (First Lien), 8/24/22					$792,874
			Total Transportation					$792,874
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.2%
630,410	3.24	LIBOR+200bps	Allison Transmission, Inc., Term B-3 Loan, 8/23/19					$633,744
4,172,188	3.49	LIBOR+225bps	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3/9/24					4,171,754
2,019,602	6.08	LIBOR+475bps	Electrical Components International, Inc., Loan, 4/17/21					2,035,381
814,623	4.98	LIBOR+375bps	Federal-Mogul Corporation, Tranche C Term, 4/15/21					819,121
1,749,759	3.98	LIBOR+275bps	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22					1,755,775
1,190,445	4.00	LIBOR+275bps	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24					1,195,901
								$10,611,676
			Tires & Rubber - 0.0%+
1,396,667	3.24	LIBOR+200bps	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19					$1,401,322
			Total Automobiles & Components					$12,012,998
			Consumer Durables & Apparel - 0.1%
			Home Furnishings - 0.1%
1,659,140	4.80	LIBOR+350bps	Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 10/21/23					$1,614,205
			Apparel, Accessories & Luxury Goods - 0.0%+
374,853	3.74	LIBOR+250bps	Hanesbrands, Inc., New Term B Loan, 4/15/22					$378,272
			Footwear - 0.0%+
891,022	3.24	LIBOR+200bps	Regal Cinemas Corp., New Term Loan, 4/1/22					$887,743
			Total Consumer Durables & Apparel					$2,880,220
			Consumer Services - 0.2%
			Casinos & Gaming - 0.1%
3,339,169	4.51	LIBOR+325bps	Scientific Games International, Inc., Initial Term B-4 Loan, 8/14/24					$3,349,083
			Leisure Facilities - 0.0%+
504,023	7.50	LIBOR+425bps	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20					$509,220
1,292,915	3.24	LIBOR+200bps	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22					1,300,187
								$1,809,407
			Education Services - 0.0%+
573,806	3.48	LIBOR+225bps	Bright Horizons Family Solutions, Inc., Term B Loan, 11/3/23					$577,631
984,887	4.24	LIBOR+300bps	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21					952,467
								$1,530,098
			Specialized Consumer Services - 0.1%
648,375	6.33	LIBOR+500bps	Constellis Holdings LLC, Term B Loan (First Lien), 4/18/24					$646,754
764,638	5.48	LIBOR+425bps	Genex Holdings, Inc., Term B Loan (First Lien), 5/22/21					761,771
2,238,722	0.00	LIBOR+375bps	Kuehg Corp., Term B-2 Loan, 8/13/22					2,242,640
								$3,651,165
			Total Consumer Services					$10,339,753
			Media - 0.3%
			Broadcasting - 0.1%
1,296,750	3.24	LIBOR+200bps	Nielsen Finance LLC, Class B-4 Term Loan, 10/4/23					$1,300,655
2,200,436	3.98	LIBOR+275bps	Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24					2,183,433
								$3,484,088
			Cable & Satellite - 0.1%
1,651,688	3.24	LIBOR+200bps	Charter Communications Operating LLC, Term F-1 Loan, 1/3/21					$1,658,111
720,343	4.07	LIBOR+275bps	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19					718,917
650,000	3.98	LIBOR+275bps	UPC Financing Partnership, Facility AP, 4/15/25					653,076
								$3,030,104
			Movies & Entertainment - 0.1%
561,662	3.48	LIBOR+225bps	AMC Entertainment, Inc., Initial Term Loan, 4/30/20					$561,493
2,059,252	3.50	LIBOR+225bps	Live Nation Entertainment, Inc., Term B-3 Loan, 10/27/23					2,069,291
3,170,865	3.74	LIBOR+250bps	Rovi Solutions Corp., Term B Loan, 7/2/21					3,185,305
								$5,816,089
			Publishing - 0.0%+
1,372,539	3.73	LIBOR+250bps	MTL Publishing LLC, Term B-5 Loan, 8/20/23					$1,377,947
			Total Media					$13,708,228
			Retailing - 0.1%
			Specialty Stores - 0.1%
1,141,001	4.24	LIBOR+300bps	PetSmart, Inc., Tranche B-2 Loan, 3/10/22					$971,482
2,700,000	5.31	LIBOR+400bps	Staples, Inc., Closing Date Term Loan, 8/15/24					2,689,880
								$3,661,362
			Automotive Retail - 0.0%+
1,371,303	3.58	LIBOR+225bps	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 10/28/23					$1,376,935
1,993,188	4.98	LIBOR+375bps	CWGS Group LLC, Term Loan, 11/3/23					2,005,895
								$3,382,830
			Total Retailing					$7,044,192
			Food, Beverage & Tobacco - 0.1%
			Agricultural Products - 0.0%+
1,808,113	3.78	LIBOR+250bps	Darling International, Inc., Term B USD Loan, 12/19/20					$1,830,127
			Packaged Foods & Meats - 0.1%
3,535,003	3.80	LIBOR+250bps	JBS USA LUX SA, Initial Term Loan, 10/30/22					$3,495,676
486,504	3.23	LIBOR+200bps	Pinnacle Foods Finance LLC, Initial Term Loan, 1/30/24					488,328
								$3,984,004
			Total Food, Beverage & Tobacco					$5,814,131
			Household & Personal Products - 0.1%
			Household Products - 0.0%+
500,000	0.00	LIBOR+350bps	Alphabet Holding Co, Inc., Initial Term Loan (First Lien), 8/15/24					$496,198
			Personal Products - 0.1%
3,717,525	4.74	LIBOR+350bps	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23					$3,342,579
			Total Household & Personal Products					$3,838,777
			Health Care Equipment & Services - 0.3%
			Health Care Supplies - 0.1%
2,548,613	4.58	LIBOR+325bps	Kinetic Concepts, Inc., Dollar Term Loan, 2/1/24					$2,541,446
731,955	4.24	LIBOR+300bps	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5/15/22					732,870
								$3,274,316
			Health Care Services - 0.1%
909,164	4.56	LIBOR+325bps	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19					$911,058
179,595	6.83	LIBOR+550bps	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21					180,493
245,433	3.98	LIBOR+275bps	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21					247,339
489,907	4.33	LIBOR+300bps	MPH Acquisition Holdings LLC, Initial Term Loan, 5/25/23					493,989
1,094,500	3.98	LIBOR+275bps	Team Health Inc., Initial Term Loan, 1/12/24					1,079,451
								$2,912,330
			Health Care Facilities - 0.1%
680,689	4.07	LIBOR+275bps	CHS, Incremental 2019 Term G Loan, 12/31/19					$678,609
1,260,838	4.32	LIBOR+300bps	CHS, Incremental 2021 Term H Loan, 1/27/21					1,255,934
626,360	3.48	LIBOR+225bps	HCA, Inc., Tranche B-8 Term Loan, 2/15/24					630,162
1,713,585	3.24	LIBOR+200bps	HCA, Inc., Tranche B-9 Term Loan, 3/10/23					1,721,200
540,236	4.81	LIBOR+350bps	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21					541,081
1,160,357	4.81	LIBOR+350bps	Select Medical Corp., Tranche B Term Loan, 2/13/24					1,172,860
1,698,984	4.74	LIBOR+350bps	Vizient, Inc., Term B-3 Loan, 2/13/23					1,720,753
								$7,720,599
			Health Care Technology - 0.0%+
1,293,500	3.98	LIBOR+275bps	Change Healthcare Holdings LLC, Closing Date Term Loan, 3/1/24					$1,297,866
1,131,450	3.33	LIBOR+200bps	Quintiles IMS, Inc., Term B-1 Dollar Loan, 3/7/24					1,140,054
								$2,437,920
			Total Health Care Equipment & Services					$16,345,165
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Biotechnology - 0.0%+
728,900	4.07	LIBOR+275bps	Alkermes, Inc., 2021 Term Loan, 9/25/19					$734,367
			Pharmaceuticals - 0.1%
721,375	3.45	LIBOR+225bps	Grifols Worldwide Operations USA, Inc., Tranche B Term Loan, 1/23/25					$723,547
787,379	4.08	LIBOR+275bps	Mallinckrodt International Finance SA, 2017 Term B Loan, 9/24/24					787,379
2,556,251	3.33	LIBOR+200bps	RPI Finance Trust, Initial Term Loan B-6, 3/17/23					2,567,079
1,091,814	5.99	LIBOR+475bps	Valeant Pharmaceuticals, Series F-1, 3/11/22					1,112,422
								$5,190,427
			Life Sciences Tools & Services - 0.1%
2,383,589	3.98	LIBOR+275bps	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21					$2,404,234
			Total Pharmaceuticals, Biotechnology & Life Sciences					$8,329,028
			Diversified Financials - 0.2%
			Other Diversified Financial Services - 0.0%+
1,161,698	3.56	LIBOR+225bps	Fly Funding II Sarl, Loan, 8/9/19					$1,165,570
			Specialized Finance - 0.1%
1,696,706	3.52	LIBOR+275bps	Restaurant Brands, 1st Lien Term Loan B, 2/17/24					$1,696,883
1,462,245	3.24	LIBOR+200bps	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4/9/23					1,461,606
415,194	3.98	LIBOR+275bps	Vistra Operations Co LLC, Initial Term C Loan, 8/4/23					416,528
1,806,813	3.98	LIBOR+275bps	Vistra Operations Co LLC, Initial Term Loan, 8/4/23					1,812,620
								$5,387,637
			Diversified Capital Markets - 0.1%
1,496,250	3.99	LIBOR+275bps	Avolon TLB Borrower 1 US LLC, Initial Term B-2 Loan, 1/20/22					$1,500,926
			Total Diversified Financials					$8,054,133
			Insurance - 0.0%+
			Insurance Brokers - 0.0%+
1,138,014	4.74	LIBOR+350bps	NFP Corp., Term B Loan, 12/9/23					$1,147,565
			Property & Casualty Insurance - 0.0%+
850,000	4.31	LIBOR+300bps	USI, Inc. New York, Initial Term Loan, 4/5/24					$847,432
			Total Insurance					$1,994,997
			Real Estate - 0.1%
			Retail REIT - 0.0%+
984,887	4.57	LIBOR+325bps	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21					$988,375
			Specialized REIT - 0.1%
1,621,218	4.24	LIBOR+300bps	Uniti Group, Inc., Shortfall Term Loan, 10/24/22					$1,501,643
			Total Real Estate					$2,490,018
			Software & Services - 0.2%
			Internet Software & Services - 0.1%
373,333	5.07	LIBOR+375bps	Blucora, Inc., Initial Term Loan, 4/21/24					$375,044
1,865,637	4.31	LIBOR+300bps	Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien), 11/3/23					1,865,971
								$2,241,015
			IT Consulting & Other Services - 0.0%+
1,220,622	3.74	LIBOR+250bps	Go Daddy Operating Co LLC, Initial Term Loan, 2/6/24					$1,225,124
818,797	5.58	LIBOR+425bps	Rocket Software, Inc., Term Loan (First Lien), 10/11/23					828,520
								$2,053,644
			Data Processing & Outsourced Services - 0.1%
1,259,764	3.49	LIBOR+225bps	First Data Corp., 2022D New Dollar Term Loan, 7/10/22					$1,262,677
874,046	3.74	LIBOR+250bps	First Data Corp., 2024 New Dollar Term Loan, 4/21/24					877,572
								$2,140,249
			Application Software - 0.0%+
744,361	6.56	LIBOR+525bps	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23					$716,137
350,000	6.58	LIBOR+525bps	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22					341,250
								$1,057,387
			Systems Software - 0.0%+
110,000	3.99	LIBOR+275bps	MA Financeco LLC, Tranche B-3 Term Loan, 4/18/24					$110,167
740,000	3.99	LIBOR+275bps	Seattle Spinco, Inc., Initial Term Loan, 4/18/24					741,123
459,789	4.58	LIBOR+275bps	Sybil Software LLC, Initial Refinancing Dollar Term Loan, 9/30/23					462,498
								$1,313,788
			Total Software & Services					$8,806,083
			Technology Hardware & Equipment - 0.0%+
		`	Communications Equipment - 0.0%+
901,708	3.74	LIBOR+250bps	Ciena Corp., Refinancing Term Loan, 2/25/22					$906,216
			Total Technology Hardware & Equipment					$906,216
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductor Equipment - 0.0%+
1,095,530	3.49	LIBOR+225bps	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21					$1,103,974
			Semiconductors - 0.1%
346,776	3.55	LIBOR+225bps	Microsemi Corp., Closing Date Term B Loan, 12/17/22					$347,922
1,128,637	3.48	LIBOR+225bps	ON Semiconductor Corp., 2017 New Replacement Term Loan, 3/31/23					1,133,987
								$1,481,909
			Total Semiconductors & Semiconductor Equipment					$2,585,883
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.1%
2,000,000	2.75	LIBOR+275bps	CenturyLink Escrow LLC, Initial Term B Loan, 1/31/25					$1,941,786
1,143,313	0.00	LIBOR+375bps	Cincinnati Bell, Inc., Term Loan, 8/16/24					1,149,744
1,143,313	4.24	LIBOR+300bps	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20					1,149,744
1,183,744	0.00	LIBOR+225bps	GCI Holdings, Inc., Term Loan B, 2/2/22					1,187,814
1,200,000	3.49	LIBOR+225bps	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 2/17/24					1,201,072
								$6,630,160
			Wireless Telecommunication Services - 0.1%
1,844,430	3.48	LIBOR+225bps	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 7/28/25					$1,845,870
1,293,500	3.75	LIBOR+250bps	Sprint Communications, Inc., Initial Term Loan, 2/2/24					1,297,080
								$3,142,950
			Total Telecommunication Services					$9,773,110
			Utilities - 0.1%
			Electric Utilities - 0.1%
1,661,338	3.49	LIBOR+225bps	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20					$1,663,415
1,666,364	4.99	LIBOR+375bps	TPF II Power, LLC, Term Loan, 10/2/21					1,677,370
								$3,340,785
			Independent Power Producers & Energy Traders - 0.0%+
907,572	4.49	LIBOR+325bps	Dynegy, Inc., Tranche C-1 Term Loan, 6/27/23					$913,176
1,289,324	3.58	LIBOR+225bps	NRG Energy, Inc., Term Loan, 6/30/23					1,291,838
								$2,205,014
			Total Utilities					$5,545,799
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $168,029,703)					$168,863,796

			TEMPORARY CASH INVESTMENTS - 1.5%
			Repurchase Agreements - 1.2%
15,785,000			$15,785,000 ScotiaBank, 1.05%, dated 9/29/17 plus accrued interest on 10/2/17
			collateralized by the following:
			$14,334,633 Federal National Mortgage Association (ARM), 2.507-2.83%, 6/1/42-7/1/47
			$1,767,476 Federal National Mortgage Association, 4.0%, 7/1/47-9/1/47					$15,785,000

8,720,000			$8,720,000 RBC Capital Markets LLC, 1.04%, dated 9/29/17 plus accrued interest on 10/2/17
			collateralized by the following:
			$41,355 Freddie Mac Giant, 3.5-4.0%, 8/1/45-1/1/47
			$2,057,582 Federal National Mortgage Association (ARM), 3.182-3.382%, 2/1/27-12/1/39
			$4,901,714 Federal National Mortgage Association, 3.5-4.0%, 10/1/33-9/1/47
			$1,893,750 Government National Mortgage Association, 3.5%, 7/20/47-8/20/47					8,720,000

13,805,000			$13,805,000 TD Securities USA LLC, 1.04%, dated 9/29/17 plus accrued interest on 10/2/17
			collateralized by $14,083,363 Federal Home Loan Bank, 1.375%, 9/28/20					13,805,000

22,980,000			$22,980,000 TD Securities USA LLC, 1.05%, dated 9/29/17 plus accrued interest on 10/2/17
			collateralized by $23,440,246 Federal National Mortgage Association, 1.0-3.0%, 10/24/19-12/1/30					22,980,000
								$61,290,000
			Commercial Paper - 0.3%
12,895,000			Federation Des Caisses Desjardins Du Quebec, 10/2/17 (c)					$12,893,748
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $74,184,612)					$74,183,748

			TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 99.4%
			(Cost $4,789,259,788)					$4,837,623,141

			OTHER ASSETS & LIABILITIES - 0.6%					$27,592,004

			TOTAL NET ASSETS - 100.0%					$4,865,215,145

LIBOR			London-Interbank Offer Rate.

BPS			Basis Point.

PNMR			Panamanian Mortgage Reference Rate

USSW5			USD Swap Semi 30/360 5Yr

TBILL			U.S. Treasury Bill

ZERO			Zero Constant Index

USISDA05			USD ICE Swap Rate 5Yr

ZERO			Zero Constant Index

+			Amount rounds to less than 0.1% or (0.1)%.

REIT			Real Estate Investment Trust.

(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(Cat Bond)			Catastrophe or event-linked bond. At September 30, 2017, the value of these securities amounted to $64,126,099 or 1.3% of total net assets.

(Perpetual)			Security with no stated maturity date.

REMICS			Real Estate Mortgage Investment Conduits.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 29, 2017, the value of these securities amounted to $1,470,858,040 or 30.2% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)			Debt obligation with a variable interest rate. Rate shown is rate at period end.

(b)			Floating rate note. Reference index and spread shown at period end.

(c)			Security issued with a zero coupon. Income is earned through accretion of discount.

(d)			Structured reinsurance investment. At September 30, 2017, the value of these securities amounted to $65,049,794 or 1.3% of total net assets.

(e)			Rate to be determined.

(f)			Securities that used significant unobservable inputs to determine their value.

(g)			Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

(h)			Consists of revenue bonds unless otherwise indicated.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Exchange	Obligation Reference/Index	Pay/Receive	Annual Fixed Rate	Maturity Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
23,690,700	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	Receive	5.00%	12/20/21	$ (1,831,702)	$ (40,223)	$ 44,550

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
Over the Counter (OTC)
Notional Principal ($) (1)	Counterparty	Obligation Reference/Index		Annual Fixed Rate	Maturity Date	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
6,808,791	JPMorgan	Simon Property Group, Inc.	Receive	1.00%	6/20/22	$ (21,209)	$ 122,574	$ 44,732
-	JPMorgan	Markit CDX North America High Yield Index	Receive	5.00%	6/20/22	$ (3,123,998)	$ (299,051)	$ 44,732
						$ (3,145,207)	$ (176,477)	$ 89,464
TOTAL SWAP CONTRACTS (Premiums $4,976,909)								$ 134,014

		(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
802	U.S. Ultra Bond	12/19/17	133,748,594	$ 132,430,250	$ (1,318,344)
364	U.S. Long Bond	12/19/17	56,578,154	55,623,750	(954,404)
845	U.S. 2 Year Note	12/19/17	182,731,229	182,269,141	(462,088)
Total			373,057,977	$ 370,323,141	$ (2,734,836)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
720	U.S. 5 Year Note	12/19/17	85,196,839	$ 84,600,000	$ 596,839
7,011	U.S. 10 Year Note	12/19/17	887,697,866	878,565,938	9,131,928
230	U.S. 10 Year Ultra Bond	12/19/17	31,279,423	30,895,469	383,954
Total			1,004,174,128	$ 994,061,407	$ 10,112,721
	Total Futures Contracts		1,377,232,105	$ (623,738,266)	$ 7,377,885

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Preferred Stocks	$47,639,238	$-	$-	$47,639,238
	Asset Backed Securities	-	141,886,367	-	141,886,367
	Collateralized Mortgage Obligations	-	1,043,091,163	-	1,043,091,163
	Corporate Bonds	-
	Diversified Financials
	Other Diversified Financial Services	-	12,133,704	1,741,074	13,874,778
	Insurance
	Reinsurance	-	66,522,879	63,653,014	130,175,893
	All Other Corporate Bonds	-	1,623,208,312	-	1,623,208,312
	U.S. Government and Agency Obligations	-	1,512,792,272	-	1,512,792,272
	Foreign Government Bonds	-	10,753,008	-	10,753,008
	Municipal Bonds	-	71,154,566	-	71,154,566
	Senior Floating Rate Loan Interests	-	168,863,796	-	168,863,796
	Repurchase Agreements	-	61,290,000	-	61,290,000
	Commercial Paper	-	12,893,748	-	12,893,748
	Total	47,639,238	4,724,589,815	65,394,088	4,837,623,141

	Other Financial Instruments
	Net unrealized appreciation on futures contracts	$7,377,885	$-	$-	$7,377,885
	Net unrealized depreciation on swap contracts	-	-	-	-
	Total Other Financial Instruments	$7,377,885	$-	$-	$7,377,885

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Corporate Bonds

	Balance as of 6/30/17	$70,346,605
	Realized gain (loss)1	(9,973)
	Change in unrealized appreciation (depreciation)2	(5,033,336)
	Purchases	1,972,792
	Sales	(1,882,000)
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 9/30/17	$65,394,088

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the six months ended September 30, 2017, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/17	$(4,897,969)

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 24, 2017 * Print the name and title of each signing officer under his or her signature.